33-14905

Filed with the Securities and Exchange Commission

December 26, 2013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

Pre-Effective Amendment No.           [  ]

Post-Effective Amendment No. 90    [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]

Amendment No. 93                            [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM 87506

(Address of Principal Executive Offices)    (Zip Code)

Registrant’s Telephone Number, including Area Code

(505) 984-0200

Garrett Thornburg

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering December 30, 2013

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[x]	On December 30, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	On [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thornburg Low Duration Municipal Fund	Thornburg Low Duration Income Fund
(“Low Duration Municipal Fund”) Class A: TLMAX Class I: TLMIX	(“Low Duration Income Fund”) Class A: TLDAX Class I: TLDIX

T  H  O  R  N  B  U  R  G      I  N  V  E  S  T  M  E  N  T      M  A  N  A  G  E  M  E  N  T

Low Duration Municipal Fund

3	Fund Summary

Investment Goal

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Investment Risks

Past Performance of the Fund

Management

Tax Information

Low Duration Income Fund

6	Fund Summary

Investment Goal

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Investment Risks

Past Performance of the Fund

Management

Tax Information

9	Summary of Other Important Information Respecting Fund Shares

Purchase and Sale of Fund Shares

Payments to Broker-Dealers and Other Financial Intermediaries

10	Additional Information About Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies

15	Opening Your Account – Buying Fund Shares

Buying Class A Shares

Buying Class I Shares

19	Selling Fund Shares

20	Investor Services

21	Transaction Details

24	Dividends and Distributions

24	Taxes

26	Organization of the Funds

26	Investment Advisor

27	Trustees

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Fund Summary	Low Duration Municipal Fund

Investment Goal

The Fund seeks current income exempt from federal income tax, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 15 of this Prospectus.

Shareholder Fees
(fees paid directly from your investment)
	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.20%	0.00%
Other Expenses(2)	1.13%	1.06%

Total Annual Fund Operating Expenses	1.73%	1.46%
Fee Waiver/Expense Reimbursement	(1.03)%	(0.96)%

Total Annual Fund Operating	0.70%	0.50%
Expenses After Fee Waiver/Expense Reimbursement(3)

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$220	$588
Class I Shares	$51	$367

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on December 30, 2013, information about the Fund’s portfolio turnover rate is not currently available.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio

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Low Duration Municipal Fund

of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 2 would be expected to change in price by approximately 2% in response to a 1% change in interest rates. During temporary periods the Fund’s average duration and average portfolio maturity may be further reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 10.

Past Performance of the Fund

No performance information is presented because the Fund commenced investment operations on December 30, 2013.

Management

Investment Advisor: Thornburg Investment Management, Inc.

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Low Duration Municipal Fund

Co-Portfolio Managers:

Josh Gonze, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since its inception.

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since its inception.

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 24 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 9 of this Prospectus.

5

Fund Summary	Low Duration Income Fund

Investment Goal

The Fund seeks current income, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 15 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.20%	0.00%
Other Expenses(2)	1.13%	1.06%

Total Annual Fund Operating Expenses	1.73%	1.46%
Fee Waiver/Expense Reimbursement	(1.03)%	(0.96)%

Total Annual Fund Operating	0.70%	0.50%
Expenses After Fee Waiver/Expense Reimbursement(3)

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$220	$588
Class I Shares	$51	$367

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced investment operations on December 30, 2013, information about the Fund’s portfolio turnover rate is not currently available.

Principal Investment Strategies

Thornburg Investment Management Inc. (“Thornburg”) actively manages the Fund’s holdings in pursuing the Fund’s investment goal. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, or to otherwise respond to current market conditions.

The Fund invests 100% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the four highest ratings of Standard & Poor’s Corporation (AAA, AA, A, or BBB) or Moody’s Investors Services, Inc. (Aaa, Aa, A, or Baa) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund may purchase debt obligations such as corporate debt, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types

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Low Duration Income Fund

and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 2 would be expected to change in price by approximately 2% in response to a 1% change in interest rates. There is no limitation on the duration or maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection, and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the U.S. government, and the securities of U.S. government agencies, instrumentalities and enterprises that may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes, or restrictions on currency exchange, difficult in selling foreign investments, and reduced legal protection.

7

Low Duration Income Fund

Liquidity Risk – Due to lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 10.

Past Performance of the Fund

No performance information is presented because the Fund commenced investment operations on December 30, 2013.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

Jason Brady, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since its inception.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since its inception.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 24 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 9 of this Prospectus.

8

T  H  O  R  N  B  U  R  G      I  N  V  E  S  T  M  E  N  T      M  A  N  A  G  E  M  E  N  T

Summary of Other Important

Information Respecting Fund Shares

Purchase and Sale of Fund Shares

Minimum Initial Purchase

Class A Shares

$5,000 per Fund per account for individual investors.

$2,000 per Fund per account for individual retirement accounts.

$2,500 per Fund per account for financial intermediaries purchasing for accounts of others within a “wrap” asset allocation program, unless a different amount is specified by the wrap program’s provider.

Class I Shares

$2,500,000 per Fund per account for individual investors and qualified institutions (e.g., corporations, banks, insurance companies, trusts, endowments and foundations) purchasing for their own account.

$100,000 per Fund per account for financial intermediaries purchasing for accounts of others within a fee-based advisory program.

$2,500 per Fund per account for financial intermediaries purchasing for accounts of others within a “wrap” asset allocation program, unless a different amount is specified by the wrap program’s provider.

Minimum Subsequent Purchases

All Classes

$100 per Fund per account (unless purchasing through a financial intermediary that specifies a different minimum amount).

Redemptions

You can redeem some or all of your Fund shares at any time by mail (c/o the Fund’s Transfer Agent, Boston Financial Data Services, at P.O. Box 219017, Kansas City, Missouri 64121-9017), by telephone (1-800-847-0200), or through your financial intermediary.

Payments to Broker-Dealers and Other

Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

T  H  O  R  N  B  U  R  G      I  N  V  E  S  T  M  E  N  T      M  A  N  A  G  E  M  E  N  T

Additional Information About Fund

Investment Goals and Strategies, and

Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Investment strategies which are identified below and not summarized for a Fund at the beginning of the Prospectus are not currently considered to be principal investment strategies of the Fund. Investors should note, however, that a Fund’s investment profile will vary over time. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

FUND INVESTMENT GOALS: The investment goal for each Fund is stated above in each Fund Summary. The investment goal of each Fund is a fundamental policy of the Fund, and may not be changed without the approval of that Fund’s shareholders. A Fund may not achieve its investment goal.

PRINCIPAL INVESTMENT STRATEGIES: A “principal investment strategy” of a Fund is a strategy which is important in pursuing the Fund’s investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

INVESTING IN DEBT OBLIGATIONS: Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Municipal Obligations,” “Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” “Investing in Structured Finance Arrangements,” and “Investing in Foreign Debt Obligations.”

General Risks of Investing in Debt Obligations: Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risk, market risks, interest rate risks and prepayment risks. These risks are summarized below. The Funds’ investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Municipal Obligations,” “Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” “Investing in Structured Finance Arrangements,” and “Investing in Foreign Debt Obligations.”

Credit and Specific Issuer Risks: Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. The credit risk is generally more pronounced for lower-quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below under the caption “Investing in Foreign Debt Obligations.” Debt obligations are often rated as to credit quality by one or more ratings agencies, and if a debt obligation‘s rating is reduced it may decline in value.

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Interest Rate Risk Affecting Debt Obligations: The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse effect on a Fund’s share value when it holds intermediate or longer-term obligations.

Prepayment Risk Affecting Certain Debt Obligations: Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

Market and Liquidity Risks Affecting Debt Obligations: In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold.

Risks Affecting Lower Quality Debt Securities: A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody’s Investors Service (“Moody’s”), Fitch Investors Service (“Fitch”) and Standard & Poor’s Corporation (“S&P”). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody’s, Fitch, or S&P are considered “investment grade” obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from “extremely strong” to “adequate.” The lowest ratings of the investment grade deb obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

Additional Risks Affecting Convertible Debt Obligations: Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Additional Risks Affecting Zero Coupon Bonds and Stripped Securities: Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

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Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

INVESTING IN MUNICIPAL OBLIGATIONS: Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

General Risks Affecting Municipal Obligations: Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

Certain Tax Risks: Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates rise. Additional aspects of the tax treatment of municipal obligations held by a mutual fund are summarized in this Prospectus under the caption “Taxes.”

Risks of Changes in the Law: Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

Loss of Insurance or Downgrade of Insurer’s Credit Rating: Certain municipal obligations in which Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s, S&P or Fitch, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

Risks of Investment in Municipal Leases: Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal leases, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

INVESTING IN U.S. GOVERNMENT OBLIGATIONS: United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

General Risks of Investing in U.S. Government Obligations: U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal

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and interest when due, and may require that the terms for payment be renegotiated. Further, obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

Risks of Investing in Agency Obligations: U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

INVESTING IN MORTGAGE-BACKED SECURITIES, PARTICIPATION INTERESTS AND OTHER MORTGAGE-RELATED INVESTMENTS: Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac) or

by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

Risks Affecting Mortgage-Backed Securities: Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Those securities with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.” Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. The market value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security’s duration, a slower prepayment rate on the underlying mortgages may increase the volatility of the security’s price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Finance Arrangements,” below, for further discussion of these instruments.

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INVESTING IN OTHER ASSET-BACKED SECURITIES: Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

Risks of Other Asset-Backed Securities: As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

INVESTING IN STRUCTURED FINANCE ARRANGEMENTS: Structured finance arrangements include investments such as collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called “subprime” mortgages.

Structured finance arrangements are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

Risks of Structured Finance Arrangements: An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest-rate risk, market and liquidity risks, prepayment risk, and management risk. Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks (see “Investing with Derivatives,” below).

INVESTING IN FOREIGN DEBT OBLIGATIONS: Investments in foreign debt obligations and other investment instruments are subject to the same risks that affect investments in debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

General Risks Affecting Foreign Investments: Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different debt markets may behave differently from each other, and in particular, foreign markets may move in different

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directions from each other and United States markets. These risks may be more pronounced in developing countries.

Foreign Currency Risks: Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. The investment advisor may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund.

Risks of Debt Issued by Foreign Governments: Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

INVESTING WITH DERIVATIVES: Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

Risks of Investing with Derivatives: The use of derivatives may involve risks different from, or potentially greater than,

the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

TEMPORARY INVESTMENTS: Each of the Funds may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund’s ability to attain its investment goal, and in the case of Low Duration Municipal Fund, could result in current income subject to federal and state income taxes.

Opening Your Account – Buying Fund Shares

To open an account to purchase Class A or Class I shares of the Funds, complete and sign an account application and give it, along with your check, to your financial intermediary. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

You may add to an existing account by mail, wire, or through your financial intermediary. Add to your account by mailing a check made payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial intermediary by telephoning your intermediary. You may also add to an existing account through Thornburg’s Automatic Investment Plan. See “Investor Services - Automatic Investment Plan,” below, or telephone us at 1-800-847-0200.

For a discussion of the investment minimums applicable to initial and subsequent purchases of each class of shares, see

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“Purchase and Sale of Fund Shares” on page 9 of this Prospectus. These minimums may be waived under certain circumstances. We also require you to maintain a certain minimum dollar amount of shares in any open account. See “Selling Fund Shares” below for more detail.

Please see “Transaction Details” below for more detail on the process for purchasing Fund shares.

The Funds Offer Different Share Classes

Each Fund currently offers Class A and Class I shares. Each of a Fund’s shares represents an equal undivided interest in the Fund’s assets, and each share class of a particular Fund has common investment objectives and a common investment portfolio. Each share class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial intermediaries who sell shares of the Fund receive different compensation for selling different classes of the Funds’ shares. Shares of the Funds may be purchased through securities dealers, brokers, independent financial advisors and others who have agreements with the Funds’ distributor, Thornburg Securities Corporation (“TSC”), or, under certain circumstances, through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund may also issue one or more other classes of shares not offered through this Prospectus. Those share classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds’ distributor, TSC, at 1-800-847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial intermediary who is offering or making available shares of the Funds.

Net Asset Value

When you purchase or redeem shares, the price is based on the net asset value (“NAV”) next determined after receipt of your order in proper form. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business. See “Transaction Details,” below.

Compensation to Financial Advisors and Others

Securities dealers, brokers, financial advisors, retirement plans, and trust companies (each, a “financial intermediary” and collectively, “financial intermediaries”) may impose charges or fees in connection with selling or holding Fund shares. These amounts may differ depending upon the class of shares, the identity of the financial intermediary, and how the investor holds Fund shares.

Commissions and other sales charges paid by the investor when buying or redeeming Fund shares are displayed for each Fund under the caption “Fees and Expenses of the Fund,” and are described below under the captions “Buying Class A Shares” and “Buying Class I Shares.”

Amounts which could be paid by each Fund in connection with Rule 12b-1 plans are displayed for each Fund under the caption “Fees and Expenses of the Fund,” and are described below under the caption “Buying Class A Shares.” No such amounts are currently paid by the Funds with respect to Class I shares.

Thornburg and TSC may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries’ marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to financial intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that the services provided by these financial intermediaries replace services which would otherwise be provided by the Funds’ transfer agent or other persons hired directly by the Funds. In certain circumstances, these amounts will not be paid to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum. See “Selling Fund Shares” below for more detail about such minimums.

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In addition, some financial intermediaries may charge their account holders transaction fees, account or “wrap” fees and other amounts, which the investor can learn about by asking the investor’s financial intermediary.

Buying Class A Shares

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at the NAV next determined after your order is received in proper form. The sales charge is shown in the table below. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund’s payment to Thornburg of up to 0.20% of the class’s net assets each year, to obtain shareholder and distribution-related services. Because this service fee is paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class A Shares Total Sales Charge

	As Percentage of		Amount Retained by Selling Dealer
	Offering Price	Net Asset Value	(as a percentage of offering price)*
Less than $250,000.00	1.50%	1.52%	1.50%
$250,000 to 499,999.99	1.25%	1.27%	1.25%
$500,000 to 999,999.99	1.00%	1.01%	0.85%
$1,000,000 and over**	None	None	None

*	At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These “full reallowances” may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws.

**	There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (“CDSC”) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 0.50% for each Fund and is not subject to waiver or reduction. TSC intends to pay a commission to financial intermediaries who place an order for a single purchaser for either Fund of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order exceeding $2 million up to $4 million, and 0.25% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

If you are among the classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, but you are not eligible to purchase Class I shares, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Rights of Accumulation or Letter of Intent, you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial intermediary information on any existing investment in the Fund or intention to make future purchases, so that the investor can take full advantage of sales charge discounts, or the Rights of Accumulation or Letter of Intent described below. This information ordinarily can be shown by providing for each account relied upon to obtain the sales charge reduction, account statements that show the accountholder names, tax identification number, share amounts, transactions and other information which serves as a basis for the sales charge reduction. In addition, purchases under the Rights of Accumulation may require additional information regarding your relationship to a family member or business entity whose account is considered in determining the accumulation amount.

You also may view the Funds’ Prospectus, including this discussion of sales charges and waivers, by going to “Forms & Literature” on the Thornburg website at www.thornburg.com, and clicking the hyperlink to view the current Prospectus.

Letters of Intent and Rights of Accumulation: If you intend to invest, over the course of 13 or fewer months, an amount of money in Class A shares that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a Letter of Intent (“LOI”). Each investment you make during the 13 months will be charged the reduced sales charge applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don’t, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem from your account a sufficient number of shares in the Fund to obtain the difference. Purchases of Class A shares of different Thornburg Funds, made in your qualifying accounts (as defined below), will be counted in determining if the goal is met. The dollar price of each purchase of Thornburg Fund Class A shares, through each qualifying account, is added to the dollar price of the Class A shares you previously purchased under the LOI. Letters of Intent only apply to purchases made after the letter is signed and delivered to your financial intermediary, and must reference the qualifying accounts.

You may qualify for a reduced sales charge under Rights of Accumulation when your current purchase of Class A shares of any of the Funds in this Prospectus, added to the value of the Class A, Class B, Class C and Class D shares of all Thornburg Funds in your qualifying accounts, passes one of the sales charge breakpoints displayed in the sales charge table for Class A shares shown above.

For purposes of any sales charge reductions for which you may qualify under either a Letter of Intent or Rights of Accumulation, “qualifying accounts” are defined as follows:

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•	Accounts under your name (alone or with other account-holders) with your federal tax identification number, shown on the Fund’s records as opened by the same financial advisor or firm through which you are making your current purchase of Class A shares; and

•	Accounts under the name of persons in your household having the same mailing address as identified in your account application and opened by the same financial intermediary through which you are making your current purchase of Class A shares.

If you believe you qualify for these discounts with regard to any purchase, you must notify your financial intermediary at the time of purchase to receive a reduced sales charge and must provide all applicable account numbers as described above.

Please Note: The discounts available through the Letter of Intent or Rights of Accumulation will not apply if your shares are held through financial intermediaries other than the financial intermediary through which you are making your current purchase of shares. You should also note that these discounts do not apply to shares held in Thornburg Investment Management Separate Accounts or in employer-sponsored retirement plans.

SALES CHARGE WAIVERS: You may purchase Class A shares of each Fund with no sales charge if you notify TSC, the Funds’ Transfer Agent (BFDS) or your financial intermediary at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A Shareholder Who Redeemed Class A Shares of a Thornburg Fund. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of the same Fund and through the same account, up to the amount you previously redeemed.

An Officer, Trustee, Director, or Employee of Thornburg (or any investment company managed by Thornburg), TSC, any affiliated Thornburg Company, the Funds’ Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

Employees of Brokerage Firms who are members in good standing with the Financial Industry Regulatory Authority (“FINRA”); employees of financial planning firms who place orders for the Fund through a member in good standing with FINRA; the families of both types of employees. Orders must be placed through a FINRA member firm who has signed an agreement with TSC to sell Fund shares.

Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for services, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

Investors Purchasing $1 Million or More. However, a contingent deferred sales charge of 0.50% applies to shares redeemed within one year of purchase. This contingent deferred sales charge is not waived or reduced under any circumstances.

Those Persons Who Are Determined by the Trustees of the Fund to have acquired their shares under special circumstances not involving any sales expenses to the Funds or TSC.

Purchases Placed Through a Broker that Maintains One or More Omnibus Accounts with the Fund provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; or (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Purchases Placed by an Employer-Sponsored Retirement Plan.

Purchases by Charities. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 0.50% to financial intermediaries who place orders for these purchases.

Purchases through Certain Self-Directed Brokerage Accounts. Customers of financial intermediaries who have entered into an agreement with TSC to offer shares of the Funds at net asset value to self-directed investment brokerage accounts which may or may not charge a transaction fee to those customers.

Buying Class I Shares

Class I shares are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the NAV per share next determined after your purchase order is received in proper form. Class I shares are also subject to a

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Rule 12b-1 Service Plan, which permits each Fund to reimburse Thornburg for costs to obtain shareholder and distribution-related services from persons who sell Fund shares. The maximum annual reimbursement under the plan is 0.20% of the class’s net assets, but Thornburg has advised that it has no current intention to seek a reimbursement of any expenses under the plan for Class I shares. Because this fee is paid out of the class’s assets, payment of the fee on an ongoing basis would increase the costs of your investment and might cost more than paying other types of sales charges.

Investors who hold Class I shares of the Fund through a wrap or fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

Class I shares also may be available to purchasers who are determined under procedures established by the Trustees to have acquired their shares under special circumstances not involving any sales expenses to the Fund or TSC, and not involving any expected administrative services by the Fund or Thornburg exceeding services customarily provided for Class I shares.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and families and trusts established for the benefit of any of the foregoing, may also purchase Class I shares.

Selling Fund Shares

You can withdraw money from your Fund account at any time by redeeming some or all of your shares, either by selling them back to the Fund or by selling the shares through your financial intermediary (in which latter case, you should consult your financial intermediary for procedures governing redemption through the intermediary’s firm). Your shares will be redeemed by the Fund at the NAV per share next determined after your order is received in proper form. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. No CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a combined net asset value of less than $1,000. No contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To sell shares in an account, you may use any of the following methods:

Written Instructions. Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

•	Your name;

•	The Fund’s name;

•	Fund Account number;

•	Dollar amount or number of shares to be redeemed;

•	Medallion Signature guarantee stamp, if required (see below for instructions); and

•	Signature (see below for signature instructions).

Signature Requirements

Individual, Joint Tenants, Tenants in Common, Sole Proprietor, or General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

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UGMA or UTMA. Instructions must be signed by the custodian exactly as the custodian’s name appears on the account.

Trust. Instructions must be signed by the trustee, showing trustee’s capacity. If trustee’s name is not on the account registration, provide a copy of trust document certified within the last 60 days.

Corporation or Association. Instructions must be signed by a person authorized to sign on the account. A Medallion signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

IRA or Retirement Account. See IRA instructions or telephone 1-800-847-0200.

Executor, Administrator, Conservator, or Guardian. Telephone 1-800-847-0200.

Telephone Redemption. If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem your shares by telephoning a Fund Support Representative at 1-800-847-0200. See “Investor Services,” below, or telephone 1-800-847-0200 for more information.

Redeem Through Financial Intermediary. Consult with your financial intermediary. Your financial intermediary may charge a fee.

Systematic Withdrawal Plan. Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone a Fund Support Representative at 1-800-847-0200.

Certain Requests Must Include a Medallion Signature Guarantee. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a Medallion signature guarantee if any of the following situations apply:

•	You wish to redeem more than $25,000 worth of shares;

•	Your account registration has changed within the last 30 days;

•	The check is being mailed to a different address than the one on your account (record address);

•	The check is being made payable to someone other than the account owner;

•	The redemption proceeds are being transferred to a Thornburg account with a different registration; or
•	The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a Medallion signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (“STAMP”). The STAMP Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

Investor Services

Fund Information. Thornburg’s telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. If you call during these times, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

•	Confirmation statements after every transaction affecting your account;

•	Monthly account statements; and

•	Financial reports (every six months).

Thornburg’s Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan. One easy way to pursue your financial goals is to invest money regularly, which you can do by signing up for Thornburg’s Automatic Investment Plan. Under this plan, shareholders with existing accounts in a Fund can arrange for a predetermined amount of money to be withdrawn from their bank account and invested in that Fund’s shares at periodic intervals. The minimum amount that can be invested in a Fund at each periodic interval is $100, unless a different minimum is specified by the financial intermediary through whose brokerage account you are investing. Regular investment plans do not guarantee a profit and will not protect you against loss in a declining market. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Support Representative for more information.

Exchanging Shares. As a shareholder you have the privilege of exchanging shares of any class of a Thornburg Fund for shares of the same class of another Thornburg Fund. You should note the following before exchanging shares.

•	The Fund you are exchanging into must be qualified for sale in your state.

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

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•	Before exchanging into a Fund, read the Prospectus for that Fund.

•	Exchanges for shares of another Thornburg Fund will be treated as a sale of your shares for tax purposes and, therefore, an exchange may have tax consequences for you. See “Taxes” below for more information.

•	Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. See “Transaction Details – Excessive Trading” below.

•	Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder’s right to redeem shares of any Fund.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption. If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem any class of shares by telephone simply by calling a Fund Support Representative at 1-800-847-0200. Money may be wired or sent via Automated Clearing House (“ACH”) to the bank account designated on your account application or sent to you by check. The minimum wire redemption amount is $1,000, and the minimum check redemption amount is $50. Telephone redemptions sent via Federal Funds wire generally will be credited to your bank account on the business day after your shares are redeemed.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling a Fund Support Representative to obtain a telephone redemption application. Once you receive it, please fill it out, have it Medallion signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds’ Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you may otherwise have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds’ Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures may include recording of telephone transactions, sending written confirmation of such transactions within five days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts. Some financial intermediaries act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street name through an account with a financial firm rather than directly in the shareholder’s own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial intermediary, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial intermediaries to learn about the different options available for owning mutual fund shares.

Inactive Accounts. Under certain states’ laws, the assets within a financial account will be deemed to have been abandoned if the account is inactive for a specified period of time. The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check, update his mailing address, or respond to Fund inquiries within the specified time period. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator. You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

Transaction Details

Each Fund is open for business each day the New York Stock Exchange (“NYSE”) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily

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values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust’s valuation and pricing committee determines a fair value for the security using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where a Fund’s management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust’s valuation and pricing committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation. Fair value is an amount an owner of the obligation might reasonably expect to receive upon a sale of the obligation in an orderly transaction between market participants at the measurement date. Because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by a Fund upon the sale of the investment, and that difference could be material to the Fund’s financial statements. The valuation and pricing committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

A debt obligation’s market value may be deemed unreliable by the Fund’s management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different from the price the Fund is likely to obtain if it sought a bid for the obligation.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See “Excessive Trading” for a discussion of the techniques used by Thornburg to reduce excessive trading. Because Low Duration Fund may own debt obligations listed primarily on foreign exchanges which trade on days the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold a portion of your taxable distributions and redemption proceeds. See the Statement of Additional Information for further details about backup withholding.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See “Exchanging Shares” above and “Excessive Trading,” below.

If you open or add to your account yourself rather than through your financial intermediary please note the following.

•	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

•	Except in limited situations at Thornburg’s sole discretion, the Funds do not accept cash or cash equivalents. For this purpose, cash equivalents include, but are not limited to, cashier’s checks, official bank checks, money orders, traveler’s checks, and credit card checks.

•	The Fund does not accept third party checks (except for properly endorsed third party checks in connection with an IRA rollover).

•	If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial intermediary you may be charged a fee for this service. Please read your financial intermediary’s program materials for any additional procedures, service features or fees that may apply.

Certain financial intermediaries which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial intermediary could be held liable for resulting fees or losses.

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Each Fund may authorize certain financial intermediaries to receive on its behalf purchase and redemption orders received in good form, and some of those financial intermediaries may be authorized to designate other firms to receive purchase and redemption orders on the Fund’s behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial intermediary or its designee, and customer orders will be priced based upon the Fund’s net asset value next computed after the order is received by the authorized financial intermediary or its designee.

Financial intermediaries offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, TSC, or Thornburg and the Funds, TSC, and Thornburg are not responsible for errors or omissions of any financial intermediary offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund’s investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund’s longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders’ shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund’s performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund’s transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders, including monitoring trading activity. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds’ investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Thornburg Funds, depending upon the objectives of the Fund, the nature of the

Fund’s portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund’s securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund’s portfolio securities.

In determining whether a shareholder is engaged in excessive trading activity, the Funds may consider the number of round trip transactions identified as occurring within that shareholder’s account. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If a Fund determines that a shareholder has completed two or more round trip transactions during a rolling 90 day period, the Fund may reject or restrict any or all subsequent purchase or exchange orders by that shareholder. A Fund’s decision to reject or restrict subsequent purchase or exchange orders will depend on the size of the round trip transactions, the nature of securities held by the Fund, the cash position of the Fund, market conditions, and other factors.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. Omnibus accountholders also may implement procedures, separate from Thornburg’s measures, to monitor and restrict trading perceived to be excessive. See also “Investor Services – Exchanging Shares” above.

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuan

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to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated.

Dividends and Distributions

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of interest received on debt obligations, reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Each of the Funds declares dividends from its net investment income daily and pays those dividends monthly. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at any time.

Dividends from Net Investment Income

1.	Reinvestment Option. Your dividend distributions, if any, will be automatically invested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2.	Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1.	Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.
2.	Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Investors should consider the tax implications of buying shares in a Fund just before a distribution. The money a Fund earns from its dividend, interest, capital gains and other income is reflected in the Fund’s share price until it distributes the money. At that time the distribution is deducted from the share price. If you buy shares just before a Fund makes a distribution (and, in particular, a capital gains distribution), you will get back some of your money as a taxable distribution.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See “Taxes,” below.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

Taxes

Federal Taxes – In General. Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals or who hold Fund shares through individual retirement accounts or other tax-deferred accounts, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Please note that, in addition to the taxes described below, for taxable years beginning on or after January 1, 2013, a 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Net investment income does not include Exempt Interest Dividends paid by Thornburg Low Duration Municipal Fund. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Federal Tax Treatment of Distributions – Low Duration Municipal Fund. Low Duration Municipal Fund intends to

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satisfy conditions that will enable it to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by the Fund, as “Exempt Interest Dividends.” Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by Low Duration Municipal Fund of any net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U.S. government, its agencies and instrumentalities) will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions of any net short-term capital gains realized by the Low Duration Municipal Fund, and any distributions of income realized upon amortization of market discount on portfolio investments, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Net long-term capital gains distributed by the Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although realized gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail information to shareholders regarding the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See “State Taxes.”)

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. Low Duration Municipal Fund may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by Low Duration Municipal Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable. In that case, the portions of distributions made by the Fund relating to the taxable interest payments would be taxable to shareholders. If such determination by the Service is made retroactively, with respect to distributions made by a Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Distributions – Low Duration Income Fund. Distributions to shareholders of Low Duration Income Fund representing net investment income, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to non-corporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares. An investor’s redemption of Fund shares, or exchange of shares for shares of another Fund, is generally a taxable transaction for federal income tax purposes, and the shareholder realizes gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange. Applicable law requires Thornburg to provide to both the shareholder and the Internal Revenue Service information about the cost basis and holding period of any Fund shares redeemed or sold in accounts specified by regulations for shares acquired by the shareholder on or after January 1, 2012 (“covered shares”). Information about the cost basis and holding period of covered shares will be reported to the shareholder and the Internal Revenue Service on Form 1099-B, and shareholders will be required to use that information when completing their annual federal income tax returns. Thornburg’s default method for calculating cost basis is the Average Cost method. For shareholders who hold their Fund shares through a financial intermediary, the intermediary may select a different default method for calculating cost basis. Shareholders who wish to elect a cost basis method other than the applicable default method should contact Thornburg at 1-800-847-0200 or their financial intermediary for instructions. The cost basis method elected by the shareholder or applied by default may not be changed for any sale or exchange of Fund shares after the settlement date of that sale or exchange. Thornburg offers no tax advice, and shareholders are advised to consult

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their own tax advisors respecting which cost basis method may be most appropriate for them.

State Taxes. The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Funds are advised to consult their own tax advisors in that regard. Low Duration Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

Organization of the Funds

Low Duration Municipal Fund and Low Duration Income Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. Each of the Funds is diversified. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares of each Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

The annual investment advisory fee rate for each Fund is determined as a percentage of the Fund’s average daily net assets and is paid at the following rates:

Net Assets of Fund	Advisory Fee Rate
0 to $1 billion	0.400%
$1 billion to $1.5 billion	0.300%
$1.5 billion to $2 billion	0.250%
Over $2 billion	0.225%

The annual administrative services fee rate for each Fund is 0.125% for Class A shares and 0.05% for Class I shares.

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees will be included in the Fund’s Annual Report to Shareholders for the fiscal period ended September 30, 2014.

Thornburg and TSC may, from time to time, agree to waive fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the limit prior to the end of that fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg’s fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under “Opening Your Account – Buying Fund Shares.”

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers

The portfolio managers for each of the Funds are identified in the first part of this Prospectus. Portfolio management at Thornburg is a collegial process. Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision. Portfolio managers are assisted by other employees of Thornburg.

The following disclosure provides information about each portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Low Duration Municipal Fund

Josh Gonze, a managing director of Thornburg, has been a co-portfolio manager for the Fund since its inception, and is co-portfolio manager for the six other municipal bond Funds sponsored by Thornburg. Mr. Gonze joined Thornburg in 1999 as an associate portfolio manager and was named a managing director in 2003. Before joining Thornburg, Mr. Gonze served as an associate director at Standard & Poor’s, where he analyzed corporate bonds.

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Christopher Ryon, CFA, a managing director of Thornburg, has been a co-portfolio manager for the Fund since its inception, and is co-portfolio manager for the six other municipal bond Funds sponsored by Thornburg. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Low Duration Income Fund

Jason Brady, CFA, a managing director of Thornburg, has been a co-portfolio manager of the Fund since its inception, and is a portfolio manager of four other Funds sponsored by Thornburg. Mr. Brady joined Thornburg as an associate portfolio manager in October 2006 and was named a managing director in January 2007. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a co-portfolio manager of the Fund since its inception, and is a portfolio manager of another bond Fund sponsored by Thornburg. Mr. Erickson joined Thornburg in 2007 and was named a managing director in January 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Trustees

The Funds are managed by Thornburg under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom are considered “interested” persons of the Trust under the 1940 Act, and six of whom are not interested persons. The Trust also currently has one Emeritus Trustee. Additional information about each of the Trustees and the Emeritus Trustee appears in the Funds’ Statement of Additional Information.

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Additional Information

Reports to Shareholders

Shareholders will receive annual reports of the Funds containing financial statements audited by the Funds’ independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Investment Advisor

Thornburg Investment Management® , Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Distributor

Thornburg Securities Corporation®

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.

2 Avenue De Lafayette

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services

Post Office Box 219017

Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A., 460 St. Michael’s Drive, Suite 1000, Santa Fe, New Mexico 87505.

Additional information about the Funds’ investments will be available in the Funds’ Annual and Semiannual Reports to Shareholders. In each Fund’s Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year or fiscal period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at www.thornburg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@ sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(800) 847-0200

www.thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

TH2876

Thornburg Investment Trust

Statement of Additional Information

Dated December 30, 2013

for

Thornburg Low Duration Municipal Fund

and

Thornburg Low Duration Income Fund

Thornburg Low Duration Municipal Fund	Thornburg Low Duration Income Fund
(“Low Duration Municipal Fund”)	(“Low Duration Income Fund”)
Class A: TLMAX	Class A: TLDAX
Class I: TLMIX	Class I: TLDIX

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds’ “Thornburg Low Duration Funds” Prospectus dated December 30, 2013. A copy of the Prospectus, and when issued, the Funds’ annual and semiannual reports to shareholders, may be obtained at no charge by going to “Forms and Literature” on the Thornburg website at www.thornburg.com and clicking the appropriate hyperlink to view the current Prospectus or Financial Reports, by telephoning a Fund Support Representative at 1-800-847-0200, or by writing to the distributor of the Funds’ shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. This Statement of Additional Information is incorporated by reference into the Funds’ Prospectus.

No financial statements are available for the Funds as of the date of this Statement of Additional Information because the Funds commenced investment operations on December 30, 2013.

i

ii

ORGANIZATION OF THE FUNDS

Each of the Funds is a diversified series, of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”), which was organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the “Declaration”). The Trust currently has 16 other active series which are described in other prospectuses issued by the Trust. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of that Fund which are available for distribution.

Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objective(s) by pooling its assets with assets of other funds for investment in another investment company having the same investment objective(s) and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (“Thornburg”) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds’ assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

INVESTMENT POLICIES

Information about each Fund’s principal investment strategies and the principal risks associated with those investment strategies is provided in the Prospectus. A “principal investment strategy” of a Fund is a strategy which is important in pursuing the investment objective(s) stated in the Fund’s prospectus and is anticipated will have a significant effect on the Fund’s performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets.

The following discussion supplements the information in the Prospectus by providing additional detail about some of the investments that a Fund is generally permitted, but not required, to make in pursuing the Fund’s investment objective(s) and certain risks associated with those investments. Not all of the investments identified below will be used by each Fund, and some investments that may be used by a Fund would not ordinarily be considered a principal investment strategy of the Fund. In general, a Fund may make any investment, including investments which are not identified below, if the investment advisor reasonably believes that the investment is consistent with the Fund’s investment objective(s) and policies and the Fund’s investment limitations do not expressly prohibit the Fund from doing so.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. For more information about the specific investment limitations that may be applicable to a Fund, please refer to the Prospectus and to the “Investment Limitations” section of this Statement of Additional Information. For purposes of any such limitation on the percentage of a Fund’s assets that could be invested in a particular investment strategy, the term “assets” means net assets of the Fund (determined immediately after and as a result of the Fund’s acquisition of a given investment) plus the amount of borrowings for investment purposes.

Low Duration Municipal Fund and Low Duration Income Fund are sometimes referred to collectively in this Statement of Additional Information as the “Funds.”

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including the condition of the general market, general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Variations in the value of a debt obligation held in the Fund’s portfolio arising from these or other factors will cause changes in the net asset value of the Fund’s shares.

The following discussion contains additional detail about debt obligations, including some of the specific types of debt obligations in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of debt obligations. You should also read “Investing in Foreign Debt Obligations” below for information about some of the characteristics and risks of foreign debt obligations in which the Low Duration Income Fund may invest.

Bond Ratings

Many bonds and other debt obligations are assigned credit ratings by ratings agencies such as Moody’s Investors Service (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”). The ratings of Moody’s, S&P and Fitch represent their current opinions as to the creditworthiness of the issuers of the debt obligations which the ratings agencies undertake to rate. In determining credit ratings, ratings agencies evaluate each issuer’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect payment in the event of the issuer’s default.

While credit ratings may be helpful in evaluating the safety of principal and interest payments under debt obligations, credit ratings do not reflect the risk that market values of debt obligations will fluctuate with changes in interest rates, general economic trends or other factors. Accordingly, even the highest rated debt obligation may experience wide price movements. Credit rating agencies may also fail to change credit ratings in a timely fashion to reflect events occurring subsequent to the initial ratings. Furthermore, it should be emphasized that credit ratings are general and are not absolute standards of quality. Debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

In addition to using information provided by ratings agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer’s financial soundness. This analysis is performed by Thornburg for a particular debt obligation at the time that a Fund purchases that obligation and will be reviewed by Thornburg from time to time thereafter.

Each ratings agency uses its own rating classification system to indicate the credit rating assigned to a particular debt obligation. In general, the ratings agencies classify debt obligations into two categories for purposes of the ratings process – long term and short term. The ratings agencies typically assign short term ratings to debt obligations that are considered short term in the relevant market. In the United States, for example, the ratings agencies deem short term debt obligations to include commercial paper and other obligations with an original maturity of no more than 365 days. The following is a brief description of the applicable ratings symbols and their meanings for each of Moody’s, S&P and Fitch.

Ratings for Long Term Debt Obligations

Rating	Description

Aaa (Moody’s) AAA (S&P and Fitch)	Debt obligations judged to be of the highest quality, with minimal credit risk. The issuer is determined to have an extremely strong capacity to pay principal and interest on the obligation.

Aa (Moody’s) AA (S&P and Fitch)	Debt obligations judged to be of high quality, with very low credit risk. The issuer is determined to have a very strong capacity to pay principal and interest on the obligation.

A (Moody’s, S&P and Fitch)	Debt obligations judged to be of upper-medium grade quality, with low credit risk. The issuer is determined to have a strong capacity to pay principal and interest on the obligation.

Baa (Moody’s) BBB (S&P and Fitch)

Debt obligations judged to be of medium grade quality, with moderate credit risk and certain speculative characteristics. Adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the last of the ratings categories commonly referred to as “investment grade.”

Ba (Moody’s) BB (S&P and Fitch)

Debt obligations judged to have speculative elements and are subject to substantial credit risk. The issuer may face major ongoing uncertainties, and adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the first of the ratings categories commonly referred to as “below investment grade,” “non-investment grade” or “speculative grade.”

B (Moody’s, S&P and Fitch)

Debt obligations judged to be speculative and subject to high credit risk. Although the issuer currently has the capacity to make principal and interest payments on the obligation, adverse economic conditions will likely impair the ability of the issuer to meet those financial commitments.

Caa (Moody’s) CCC (S&P and Fitch)

Debt obligations judged to be of poor standing and subject to very high credit risk. Such obligations are currently vulnerable to nonpayment by the issuer, particularly in the event of adverse economic conditions or changing circumstances.

Ca (Moody’s) CC (S&P and Fitch)	Debt obligations judged to be highly speculative. These obligations are likely in, or very near, default, with some prospect of recovery of principal and interest.

C (Moody’s, S&P and Fitch)

Debt obligations that are currently highly vulnerable to nonpayment, debt obligations that permit payment arrearages, or debt obligations of an issuer that is the subject of a bankruptcy petition or similar action but has not yet experienced a payment default. These obligations have little prospect for recovery of principal and interest.

D (Moody’s, S&P and Fitch)	Debt obligations that are currently in payment default.

Moody’s may append the numerical modifiers 1, 2 or 3 to any debt obligation rated Aa through Caa to indicate the relative standing of that obligation within its principal rating category. Similarly, S&P and Fitch may append a “+” or “-” to any debt obligation rated AA through CCC to indicate the relative standing of that obligation within its principal rating category. The foregoing ratings are sometimes presented in parentheses preceded with “Con.” (Moody’s) or “p” (S&P and Fitch), indicating that the obligations are rated conditionally/provisionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition may be rated in this fashion. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

Ratings for Short Term Debt Obligations

Rating	Description

P-1 (Moody’s) A-1 (S&P) F1 (Fitch)

Issuer has a superior ability to repay its short term debt obligations. S&P and Fitch may also designate this type of obligation with a “+” to indicate that the issuer’s capacity to repay the obligation is extremely strong.

P-2 (Moody’s) A-2 (S&P) F2 (Fitch)

Issuer has a strong ability to repay its short term debt obligations, though repayment of these obligations is somewhat more susceptible to adverse economic conditions than obligations in the higher rated category.

P-3 (Moody’s) A-3 (S&P) F3 (Fitch)

Issuer has an acceptable ability to repay its short term debt obligations. Adverse economic conditions are more likely to weaken the ability of the issuer to meet its financial commitments on these types of obligations.

NP (Moody’s)	To the extent a short term debt obligation does not fall into one of the three previous categories, Moody’s identifies that obligation as NP or Not Prime.

B (S&P and Fitch)

The short term debt obligation is judged to have significant speculative characteristics. Although the issuer currently has the capacity to meet financial commitments on these obligations, the issuer faces ongoing uncertainties which could affect the issuer’s ability to meet those commitments. S&P may further delineate this ratings category into “B-1,” “B-2” or “B-3 to indicate the relative standing of an obligation within the category.

C (S&P and Fitch)	The short term debt obligation is currently vulnerable to nonpayment, and the issuer is dependent on favorable economic conditions to continue to meet its commitments on the obligation.

D (S&P and Fitch)	The short term debt obligation is in payment default.

Ratings of Municipal Notes.   In addition to the foregoing, the ratings agencies may separately categorize municipal notes. Municipal notes are debt obligations issued by states, cities and local authorities and which mature in one year or less. When rating municipal notes, Moody’s uses ratings symbols MIG 1, MIG 2, MIG 3, MIG 4 and SG, S&P uses ratings symbols SP-1+, SP-1, SP-2 and SP-3, and Fitch uses ratings symbols F-1, F-2, F3, F-S and D. As with the ratings systems used for other debt obligations, the rating agencies’ categorization of municipal notes reflects a decreasing judgment of the ability of the issuer to meet its financial obligations under the note.

Dual Ratings.   The rating agencies may assign dual ratings to all long term debt obligations that have a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used to denote the long term maturity and the short term debt rating symbols are used to denote the put option (for example, “AAA/A-1+”). For certain “demand notes” maturing in 3 years or less, the respective municipal note rating symbols, combined with the short term debt obligation symbols, are used (for example. “SP-1/A-1”).

Determining a Debt Obligation’s Duration

Each of the Funds seeks to reduce changes in the value of its shares by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is an estimate of the sensitivity of a debt obligation to changes in interest rates, and is consequently a measure of interest rate risk. The duration of a given debt obligation represents an approximation of the expected percentage change in a debt obligation’s value in response to a change in interest rates. Duration is commonly expressed as a number of years, and the value of an obligation or a portfolio of obligations with a higher number—a longer duration—will be more volatile in response to changes in interest rates.

Computations of duration for a specific debt obligation or for a portfolio of debt obligations will vary depending upon various factors, including the assumptions employed in performing the computations. Because duration figures are estimates, the actual changes in market values of specific debt obligations or portfolios of obligations such as the Funds may be different from the estimated changes in valuations based upon durations computed for the obligations or portfolios of obligations.

Inverse Floating Rate Notes

Each of the Funds may invest in inverse floating rate notes.

Inverse floating rate notes, sometimes referred to as “inverse floaters,” are a form of debt obligation that is ordinarily created by depositing a fixed-rate municipal obligation with a trustee, which divides the fixed rate obligation into two floating rate obligations, one which is a short-term floating rate security paying interest at rates that reset daily or on another short-term basis, and a second of which is a residual interest - the inverse floater - that is also a floating rate obligation which pays interest at rates that move in the opposite direction of the yield on the short-term floating rate obligation. Because changes in the interest rate on the short-term obligation issued by the trust inversely affect the interest paid on the inverse floater, the value and the income of the inverse floater is generally more volatile than that of an ordinary fixed rate debt obligation. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these investments is relatively volatile. These investments tend to underperform the market for fixed rate obligations in a rising long-term interest rate environment, but tend to outperform the market for fixed rate obligations when interest rates decline. Although they can be volatile, inverse floaters may offer the potential for yields exceeding the yields available on fixed rate obligations with comparable credit quality and maturity. These investments usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters would expose a Fund to leverage risk, they are not subject to the Funds’ borrowing restrictions.

Lower-Quality Debt Obligations

Each of the Funds may at times hold debt obligations which are determined to be of lower-quality due to issuer default or credit ratings downgrades subsequent to purchase.

For these purposes, “lower-quality” debt obligations include debt obligations rated below Baa by Moody’s or BBB by S&P or Fitch, and unrated securities judged by Thornburg to be of equivalent quality. Lower-quality debt obligations typically have poor protection with respect to the payment of interest and repayment of principal, and may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If a Fund experiences unexpected net redemptions, it could be forced to sell lower-quality debt obligations in its portfolio at disadvantageous prices without regard to those obligations’ investment merits, which could depress the Fund’s net asset value and reduce the Fund’s overall investment performance. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-quality debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and a Fund’s ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg’s research and credit analysis are an especially important part of managing securities of this type if held by a Fund. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

The Funds may also invest from time to time in unrated obligations. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment’s actual credit quality. In particular, an unrated obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities

Mortgage-Backed Securities.   Each Fund may invest in mortgage-backed securities, in debt obligations which are secured with collateral consisting of mortgage-backed securities (see “Structured Finance Arrangements - Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities. See “Municipal Obligations – Mortgage-Backed Municipal Obligations,” below, for additional discussion of mortgage-backed municipal obligations in which the Low Duration Municipal Fund may invest.

Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, which may expose a Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of a Fund because the value of some mortgage-backed securities held by a Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

Interests in pools of mortgage-backed securities differ from other forms of debt obligations. Whereas other forms of debt obligations normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, mortgage-backed securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association (“Ginnie Mae”). Ginnie Mae is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the U.S. Department of Veteran Affairs or the Farmers Home Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, Ginnie Mae securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae is a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government. Freddie Mac is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

In September 2008, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship overseen by the Federal Housing Finance Authority. That arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the purchase of United States Treasury stock, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee. There is also an ongoing debate among federal policy makers regarding whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether.

Mortgage Pass-Through Securities.   The Low Duration Income Fund may also purchase pass-through pools of conventional mortgage loans that have been created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Asset-Backed Securities.   The Low Duration Income Fund may invest in asset-backed securities.

The securitization techniques used to develop mortgage-backed securities (see “Mortgage-Backed Securities” and “Mortgage Pass-Through Securities” above) are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are securitized in pass-through structures similar to the mortgage pass-through structures described below or in structures similar to the CMO pattern (see “Structured Finance Arrangements – Collateralized Mortgage Obligations” below). In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

One example of this type of asset-backed security is a Certificate of Automobile Receivables (“CARS”). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Low Duration Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Low Duration Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any investment it makes in these securities.

Thornburg expects that governmental, government-related or private entities may create mortgage-backed, mortgage pass-through and asset-backed securities in addition to those described above. If otherwise consistent with a Fund’s investment objectives, policies and quality standards, Thornburg may consider investing on behalf of the Low Duration Income Fund in such new types of investments.

Municipal Obligations

Each Fund may invest in municipal obligations. In particular, the Low Duration Municipal Fund’s assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest credit rating grades by Moody’s, S&P or Fitch, (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest credit rating grades by Moody’s, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents.

Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term “municipal obligations” for this discussion if the interest paid thereon is exempt from federal income tax.

Municipal obligations are generally classified as municipal bonds or municipal notes. A municipal bond typically has a maturity of more than one year and is issued by a state, city or local authority to meet longer-term capital needs. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. In contrast to municipal bonds, municipal notes typically have a maturity of one year or less and are issued by states, cities and local authorities to provide for short-term capital needs, often as an interim step in anticipation of the municipality receiving future revenue.

At times, a significant portion of the Low Duration Municipal Fund’s assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if the Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if the Fund has invested in municipal obligations originating in a specific state, then adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments in municipal obligations and may adversely affect the value of a portfolio, such as the Low Duration Municipal Fund’s, that is expected to be invested primarily in obligations the interest on which is exempt from federal income tax . In addition, the Low Duration Municipal Fund could be compelled to reevaluate its investment objectives and policies and submit possible changes in the structure of the Fund for the approval of its shareholders.

Auction Rate Securities.   An auction rate security is a municipal obligation with a long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every seven to 35 days) through an auction process. The auction is a competitive bidding process used to determine interest rates on each auction date. In the auction, broker dealers submit bids to the auction agent on behalf of investors. The winning bid rate is the rate at which the auction clears, meaning the lowest possible interest rate at which the specific issue of municipal obligations can be sold at par. The clearing rate of interest established in the auction is paid on the entire issue of the municipal obligations for the upcoming period to the holders of those obligations. Investors who bid an interest rate above the clearing rate of interest receive no portion of the issue of municipal obligations, while those whose bids were at or below the clearing rate receive the clearing rate for the next period. Although the auction rate process is intended to permit the holders of a given issue of municipal obligations to sell their holdings at par in the auction at specified intervals, there is the risk that an auction will fail due to an insufficient demand for the obligations that are the subject of the auction, preventing the holders of the obligations from disposing of their holdings, potentially for an indeterminate period of time. In addition, auction rate securities may be subject to changes in interest rates, including decreased interest rates, thereby reducing the yields to holders of the obligations.

Build America Bonds.   Build America Bonds are tax credit bonds created in February 2009 by the American Recovery and Reinvestment Act. The Build America Bond program expired on December 31, 2010, at which point no further issuance of Build America Bonds was permitted. Under the program, state and local governments were authorized to issue Build America Bonds to finance any capital expenditures for which such issuers could otherwise have issued traditional tax-exempt municipal bonds. A state and local government which issued Build America Bonds was eligible to receive a direct federal subsidy payment equal to 35 percent of the total interest payments to investors who purchased those bonds. The state or local government issuer could elect to retain that federal subsidy or pass it along to bondholders.

Fixed Rate Demand Obligations.   A Fund may purchase fixed rate municipal demand obligations or instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The “demand” feature permits the holder to demand payment of principal and interest prior to the instrument’s final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined by Thornburg at the time of purchase, and will be reviewed by Thornburg from time to time thereafter.

Floating Rate and Variable Rate Demand Obligations.   Floating rate and variable rate demand notes, obligations or instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and may permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days’ notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund’s investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

Mortgage-Backed Municipal Obligations.   Some municipal obligations a Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt obligation, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. For more information about the characteristics and risks of mortgage-backed securities, see “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above.

Municipal Leases.   A Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the governmental issuer for which the issuer’s taxing power is pledged, these lease obligations are typically backed by the issuer’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price. In seeking to reduce the special risks associated with investment by a Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled; (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an “event of nonappropriation”); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer’s general credit is adequate; and (v) such other factors concerning credit quality or the Fund’s legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (c) the willingness of dealers to make a market for the obligation; (d) the nature and timing of marketplace trades; and (e) such other factors concerning the trading market as Thornburg may deem relevant.

Structured Finance Arrangements

Collateralized Mortgage Obligations (“CMOs”).   The Low Duration Income Fund may invest in CMOs.

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security (see discussion of those instruments under “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above). Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds. Proceeds of the offering are used to purchase mortgage pass-through certificates (the “collateral”). The collateral is pledged to a third party trustee as security for the CMO bonds. Principal and interest payments from the collateral are used to pay principal on the CMO bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C bond currently being paid off. Once the Series A, B, and C bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The market for some CMOs may be less liquid than other debt obligations, making it difficult for the Fund to value its investment in the CMO or sell the CMO at an acceptable price.

The Low Duration Income Fund may also invest in CMOs issued by Freddie Mac. Like other CMOs, Freddie Mac CMOs are issued in multiple classes having different maturity dates. Freddie Mac CMOs are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Payments of principal and interest on the CMOs are typically made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of the Federal Housing Administration prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of Freddie Mac’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of Freddie Mac Participation Certificates. Freddie Mac has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements.   The Low Duration Income Fund may also invest in other types of structured finance arrangements besides CMOs.

Other types of structured finance arrangements that are currently available for investment include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and similarly structured securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations (“CDOs”).

The cash flows from a CDO’s trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., “Investing in Derivative Instruments—Swap Agreements, Caps, Floors and Collars” below. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. The Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

U.S. Government Obligations

Each of the Funds may invest in obligations of the U.S. Government. In the case of the Low Duration Municipal Fund, its investment in U.S. Government Obligations is permitted as part of the Fund’s temporary investments in taxable securities (see “Other Investments and Investment Techniques—Temporary Investments” below).

U.S. Government Obligations include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by, and acting as instrumentalities of, the U.S. government and established under the authority granted by Congress, including, but not limited to, Ginnie Mae, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and Fannie Mae. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. All U.S. Government Obligations are subject to the same risks affecting other debt obligations. Even if a U.S. Government Obligation is backed by the full faith and credit of the U.S. Treasury, it is possible that the U.S. government may be unable or unwilling to repay principal and interest when due, and may require that the terms for payment be renegotiated.

One specific type of U.S. Government Obligation is a Treasury Inflation Protected Security (“TIPS”). TIPS are debt obligations issued by the U.S. Treasury which are intended to protect investors from the negative effects of inflation. The principal value of the TIPS is periodically adjusted according to the rate of inflation, as measured by changes in the Consumer Price Index. Interest on TIPS is paid semi-annually as a fixed percentage of the inflation-adjusted principal amount. Typically, the interest rate on TIPS is lower than the interest rate paid on other U.S. Government Obligations of the same maturity.

Zero Coupon Bonds and “Stripped” Securities

Each of the Funds may purchase zero coupon bonds, including stripped securities.

Zero coupon bonds are corporate or government-issued debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the obligation at the time of issuance.

A “stripped” security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a “principal only” or “P/O” security, while the interest component is often referred to as an “income only” or “I/O” security.

Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. A Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and a Fund is required to distribute that income for each taxable year. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Investing in Foreign Debt Obligations

The Low Duration Income Fund may make investments in foreign debt obligations.

The Fund’s investment in a foreign debt obligation typically involves all of the risks inherent in the same type of debt obligation or equity security issued by a domestic issuer. In addition, foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The following discussion contains additional detail about the types of foreign investments which the Fund may make and certain risks associated with those investments. You should read the Prospectus for more information about these investments and their risks.

Foreign Investments

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, because of inconsistent legal interpretations or less defined legal and regulatory provisions, or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

Developing Countries

The considerations noted above generally are intensified for investments in developing countries, potentially including investments in issuers which are not domiciled in a developing country but which have reference to a significant percentage of their business in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Foreign Currency Transactions

The Low Duration Income Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts and futures contracts to purchase or sell foreign currencies at a future date and price. Additional detail about foreign currency transactions is provided below in the sections entitled “Investing in Derivative Instruments - Foreign Currency Transactions,” “Investing in Derivative Instruments - Futures Contracts - Futures Relating to Foreign Currencies,” “Investing in Derivative Instruments - Options - Options Relating to Foreign Currencies,” and “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars - Currency Swaps.”

Investing in Derivative Instruments

A derivative instrument is a financial contract the value of which depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

A Fund’s investment in derivative instruments may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See “Taxes.” A Fund’s investment in derivative instruments may also be limited to the extent Thornburg intends to continue to claim exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act. See “Commodity Exchange Act Registration Exemption.”

The following discussion contains additional detail about the types of derivative instruments in which a Fund may invest and certain risks associated with those investments.

Combined Positions

Any Fund which is permitted to purchase or sell forward contracts, futures contracts and options (see “Forward Contracts”, “Futures Contracts” and “Options” below) may also purchase and sell such forward contracts, futures contracts and options in combination with one another in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions would normally be entered into based on Thornburg’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Eurodollar Instruments

The Low Duration Income Fund may make investments in Eurodollar instruments.

Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions

The Low Duration Income Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

Conversions on a Spot Basis.   The Fund may convert currency on a spot basis from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Currency Forward Contracts.   A currency forward contract is a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Low Duration Income Fund may use currency forward contracts for any purpose consistent with its investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund may be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

The Low Duration Income Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owns securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaged in a currency hedging transaction.

The Low Duration Income Fund may also enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if the Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a “cross hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to the Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See “Futures Contracts,” below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country’s own economy.

Successful use of currency management strategies will depend on Thornburg’s skill in analyzing and predicting currency values. Currency management strategies may substantially change the Low Duration Income Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency’s value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency’s appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that Thornburg’s use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

Futures Contracts

Each of the Funds may purchase or sell futures contracts to hedge against anticipated interest rate, currency or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date at a specified price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date at a specified price. Futures contracts are typically bought and sold on exchanges or boards of trade where the contracts are listed. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor’s 500 Composite

Stock Price Index (“S&P 500”). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Distributions to shareholders associated with income or net gains realized by a Fund from transactions in futures contracts (or options on futures contracts) may be subject to federal income tax.

Liquidity of Futures Contracts.   Some futures contracts may become illiquid under adverse market conditions, and there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges and boards of trade may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may not be possible for a Fund to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until expiration regardless of unfavorable changes in its value. In that instance, the Fund’s access to other assets that it has deposited to cover its futures positions also could be impaired.

Margin Payments.   The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, in any instance when a Fund enters into a futures contract, either as purchaser or as seller, the Fund will segregate with its custodian or with a futures commission merchant (“FCM”) as initial margin assets sufficient to meet its obligations under the contract. The Fund will also deposit daily “variation margin” payments as required during the term of the contract in order settle the change in the contract’s value on a daily basis (a process known as “marking to market”). Segregated assets may consist of cash, cash equivalents or high grade liquid debt obligations. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund.

Correlation of Price Changes.   Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund’s other investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Relating to Foreign Currencies.   Currency futures contracts are similar to forward currency exchange contracts (see “Currency Forward Contracts” above), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to futures relating to other securities or indices. The Low Duration Income Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. The Fund also may purchase and write currency futures in conjunction with each other or with currency options or forward contracts. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Options

The Low Duration Income Fund may purchase or write put and call options to hedge against anticipated interest rate or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

Purchasing Put and Call Options.   By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed exercise or “strike” price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including debt obligations and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, the owner of the put option will experience a loss measured by the premium paid to buy the option, plus related transaction costs.

The features of call options are similar to those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer will experience a loss if the underlying instrument’s price does not rise sufficiently to offset the buyer’s cost of purchasing the option and transaction costs.

The purchase of options increases the Fund’s costs because it must pay premiums to purchase the options, and the exercise of put and call options by a Fund will increase portfolio turnover and associated transaction costs. Because premiums for the purchase of options are typically much smaller than the prices to purchase the underlying instruments, the use of options creates leverage, which might result in the Fund’s net asset value being more sensitive to changes in the instruments underlying the options.

An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration of the option period or during a fixed period prior thereto.

Writing Put and Call Options.   If the Low Duration Income Fund sells or “writes” a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the Fund, as writer of such an option, would be obligated to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Fund would be required to make margin payments to cover the Fund’s potential obligation to pay the strike price if the other party chooses to exercise the option. The Fund may seek to terminate its position in a put option it writes before it is exercised by closing out the option in the secondary market at its then current price. If, however, the secondary market is not sufficiently liquid, the Fund may not be able to close out its position and would, therefore, remain obligated to purchase the underlying instrument at the strike price if the option is exercised. If the price of the underlying instrument rises, the writer of a put ordinarily will profit by the amount of the premium received on writing the option. If the price of the instrument declines, the writer may experience a loss, although the amount of the loss is offset to some degree by the amount of the premium received.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option by the holder. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or decline. Through receipt of the option premium, the Fund as the writer of such an option would seek to mitigate the effects of a decline in the price of the underlying instrument. At the same time, the Fund must be prepared to deliver the underlying instrument in return for the strike price, even if the current value of the instrument is higher than the strike price. In that event, the Fund will experience a loss to the extent that the value of the underlying instrument exceeds the total of the strike price and the premium that it received when it wrote the option.

All call options written by the Fund must meet applicable asset segregation requirements as long as the call is outstanding.

Exchange-Traded Options.   Options may be traded on exchanges, or may be traded “over-the-counter” (see discussion of “OTC Options” below). Exchange-traded options are issued by a regulated intermediary, which guarantees the performance of the obligations of the parties to such options. With certain exceptions, exchange-traded options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, exchange-traded options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Low Duration Income Fund’s ability to close out its position as a purchaser or seller of an exchange-traded option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC Options.   Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options generally are established through negotiation with the other party to the contract. While such arrangements allow greater flexibility to the Low Duration Income Fund to tailor an option to its needs, “OTC” options generally involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchange where they are traded. Accordingly, Thornburg would assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty’s credit with the objective of determining the likelihood that the terms of the OTC option will be satisfied.

The staff of the SEC currently takes the position that OTC options are illiquid, and investments by the Low Duration Income Fund in those instruments will be subject to the Fund’s limitation on investments in illiquid instruments. See “Illiquid Investments” below.

The Low Duration Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as “primary dealers,” broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of “A-1” from Standard & Poor’s Corporation or “P-1” from Moody’s Investor Services or have been determined by Thornburg to have an equivalent credit rating. Additionally, the Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Liquidity of Options.   Some options become illiquid under adverse market conditions, and there is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Low Duration Income Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired.

Correlation of Price Changes.   Because there are a limited number of types of exchange-traded options, it is likely that the standardized contracts available will not match the Low Duration Income Fund’s current or anticipated investments exactly. The Fund may invest in options based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options position will not track the performance of the Fund’s other investments. Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Credit Options.   Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.

Options Relating to Foreign Currencies.   The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options are similar to options relating to other securities or indices. The Low Duration Income Fund may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Options on Futures Contracts.   Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in the underlying futures contract. If the Fund exercises an option on a futures contract it will be obligated to deposit initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any other futures contract position.

Options on Indices.   Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Structured Notes

The Low Duration Income Fund may invest in structured notes.

Structured notes are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Swap Agreements, Caps, Floors, and Collars

The Low Duration Income Fund may enter into swap agreements and related caps, floors and collars. The Fund is not limited to any particular form of swap agreement, provided that Thornburg determines that the agreement is consistent with the Fund’s investment objective and policies.

Swap agreements involve the exchange by the Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the parties to the agreements. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Inasmuch as any swap, floor, cap or collar is entered into for good faith hedging purposes, Thornburg and the Fund believes that the obligation does not constitute a senior security under the 1940 Act and, accordingly, will not treat the obligation as being subject to a Fund’s borrowing restrictions. The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Credit Default Swaps.   A credit default swap is a credit derivative in which two parties enter into an agreement to transfer the credit exposure of fixed income securities. The buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.

Currency Swaps.   A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Changes in foreign exchange rates and changes in interest rates may negatively affect the value of a currency swap.

Equity Swaps.   In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in exchange for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risks associated the investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund is committed to pay to the counterparty.

Interest Rate Swaps and Forward Rate Contracts.   Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by a Fund would be taxable. If the other party to an interest rate swap or forward rate contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered satisfactory by Thornburg. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Total Return Swaps.   A total return swap is a credit derivative in which the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

Caps, Floors and Collars.   The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. For example, an interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. For example, an interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. For example, an interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.

Other Investments and Investment Techniques

Certificates of Deposit

Each Fund may under certain circumstances purchase bank certificates of deposit. The Low Duration Municipal Fund may invest in certificates of deposit of domestic banks with assets of $1 billion or more as part of the Fund’s permitted “temporary investments” (see “Temporary Investments” below). The Low Duration Income Fund may invest in certificates of deposit of domestic and foreign banks with assets of $1 billion or more, including foreign branches of domestic banks. The Low Duration Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions with assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund’s assets (taken at current value) are invested in certificates of deposit of such banks.

Investments in certificates of deposit issued by foreign banks or foreign branches of domestic banks involve investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See “Foreign Investments” above).

Closed End Funds

The Low Duration Income Fund may invest in the shares of closed end funds.

Closed end funds are investment companies that invest in various securities and other financial assets, and which issue shares that trade on exchanges in a manner similar to the shares of exchange traded funds (see “Exchange Traded Funds” below). The shares of a closed end fund change in value as the values of its component securities and other investments fluctuate with market changes. In contrast to exchange traded funds, however, the trading values of a closed end fund’s shares often diverge to a greater extent from the net asset value of the fund’s underlying portfolio investments. A closed end fund incurs its own operating expenses, so that if the Fund invests in a closed end fund, shareholders of the Fund bear the closed end fund’s expenses in addition to the expenses of the Fund.

Convertible Securities

The Low Duration Income Fund may invest in convertible debt obligations.

Convertible debt obligations may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by the Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Dollar Roll Transactions

The Low Duration Income Fund may enter into “dollar roll” transactions.

Dollar roll transactions consist of the sale by the Fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

Dollar rolls are currently treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are, therefore, deemed by the Trust to be subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

Dollar rolls involve potential risks of loss to the Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, the selling Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Exchange Traded Funds

The Low Duration Income Fund may invest in the shares of exchange traded funds (“ETFs”).

ETFs are investment companies that invest in various securities and financial assets. ETFs are created either to provide investment results corresponding to a securities index, or are actively managed in a manner corresponding more closely to a traditional mutual fund. ETFs are typically available to investors as units of beneficial interest in a trust, and are purchased and sold on an exchange in the same way as common stocks. The values of ETF shares increase and decline as the values of the ETF’s component securities and other investments fluctuate with the market changes, and usually trade in a relatively narrow range relative to the net asset value of its underlying portfolio investments because the structure of an ETF permits certain major market participants to redeem shares of the ETF for a “basket” of the ETF’s underlying investments. Shares in an ETF held by the Fund are consequently subject to the same general market risks that affect the underlying investments by the ETF, except that the Fund’s investments in an ETF may not exactly match the performance of any specific index (and may not perform as well as any specific index) because of differences between the ETF’s investments and the index or other factors. In addition, each ETF incurs its own operating expenses, so that if the Fund invests in an ETF, shareholders of the Fund bear the ETF’s expenses in addition to the expenses of the Fund.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds’ investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund’s rights and obligations relating to the investment).

Investments currently considered by Thornburg to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the

Fund) within the four highest grades of Moody’s, S&P or Fitch and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Based on its ongoing review of the trading markets and other factors affecting the Funds’ investments, Thornburg may determine from time to time that other investments are illiquid, including certain types of restricted securities, government-stripped fixed-rate mortgage-backed securities, asset-backed securities, developing country securities, or derivative instruments. With respect to any over-the-counter options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures approved by the Trustees.

Each Fund is limited from investing more than a certain percentage of its net assets in illiquid securities. Please see “Investment Restrictions” below for a discussion of the specific limitations applicable to each Fund’s investment in illiquid securities. If through a change in values, net assets, or other circumstances, a Fund were in a position where the percentage of its portfolio comprised of illiquid securities exceeded that Fund’s percentage investment restriction on investment in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

Repurchase Agreements

Each Fund may enter into repurchase agreements. The Low Duration Municipal Fund may only enter into repurchase agreements with respect to taxable securities constituting “temporary investments” in the Fund’s portfolio (see “Temporary Investments” herein), and the Low Duration Municipal Fund will not enter into a repurchase agreement if, as a result, more than 5% of the value of the Fund’s net assets would be invested in repurchase agreements.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. Each Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

A repurchase agreement may be viewed as a loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A restricted security may be liquid or illiquid, depending on whether it satisfies relevant liquidity requirements, as determined by Thornburg. See “Illiquid Investments” above.

Reverse Repurchase Agreements

The Low Duration Income Fund may enter into reverse repurchase agreements. The Fund will not enter into a reverse repurchase agreement if, as a result, more than 5% of the Fund’s total assets would then be subject to reverse repurchase agreements.

In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.

Securities Lending

The Low Duration Income Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg’s judgment, the consideration to be earned from such loans would justify the risk.

Thornburg understands that it is the current view of the SEC staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Temporary Investments

Each Fund may from time to time invest a keep a portion of its portfolio in cash or other short-term, fixed income securities. Such investments may be made due to market conditions, pending investment of idle funds, or to afford liquidity.

In particular, the Low Duration Municipal Fund has reserved the right to invest up to 20% of its assets in “temporary investments” in taxable securities that would produce interest not exempt from federal income tax. See “Taxes.” These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody’s or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into by the Low Duration Municipal Fund only with dealers, domestic banks or recognized financial institutions that, in Thornburg’s opinion, represent minimal credit risk. Investments in repurchase agreements are limited to 5% of the Low Duration Municipal Fund’s net assets. Temporary taxable investments may exceed 20% of a Fund’s assets when made for defensive purposes during periods of abnormal market conditions.

When-Issued Securities

Each Fund may purchase securities offered on a “when-issued” or “delayed delivery” basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Fund also will maintain in a segregated account with State Street Bank & Trust Company, each Fund’s custodian, liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

COMMODITY EXCHANGE ACT REGISTRATION EXEMPTION

In connection with its management of the Trust, Thornburg has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the U.S. Commodity Exchange Act, as amended (the “CEA”) and, therefore, neither Thornburg nor the Trust is currently subject to registration or regulation as a commodity pool operator under the CEA. The U.S. Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 under the CEA that reduce the ability of certain regulated entities, including registered investment companies and their investment advisors, to claim the exclusion from the definition of the term “commodity pool operator.” Among other requirements, the CFTC’s amendments impose limitations on the use of certain derivative instruments, including certain types of commodity futures contracts, commodity options contracts, and swaps, by entities seeking to rely on Rule 4.5. Thornburg currently intends to manage the Funds’ assets in a manner which is consistent with the limitations imposed by Rule 4.5. To the extent Thornburg or the Funds became no longer eligible to claim an exclusion from the definition of the term “commodity pool operator,” then Thornburg or one or both of the Funds may become subject to registration and regulation under the CEA. Such regulation may have an adverse affect on Thornburg’s ability to manage the Funds, may impair the ability of the Funds to achieve their investment objective(s), and may result in higher operating expenses for the Funds and reduced investment returns to Fund investors.

INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations. For those policies and limitations which can only be changed by a majority of a Fund’s outstanding voting shares, the term “majority” means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the Fund’s outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund.

Low Duration Municipal Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to the Low Duration Municipal Fund which may not be changed unless approved by a majority of the Fund’s outstanding voting securities. The Fund may not:

(1)           Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations stated in the Prospectus;

(2)           Issue senior securities, except as permitted under the 1940 Act;

(3)           Borrow money, except as permitted under the 1940 Act;

(4)           Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)           Purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate);

(6)           Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or from investing in securities or other instruments backed by physical commodities);

(7)           Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements;

(8)           With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer; or

(9)           Invest more than 25% of its total assets in any one industry.

For purposes of the restriction stated in number 1, above, “municipal obligations” are also deemed to include investments in investment companies (such as exchange traded funds and closed end funds) which invest substantially all of their assets in municipal obligations, and other direct and indirect investments in municipal obligations which produce income that the Fund is permitted under the Internal Revenue Code to treat as excludable from gross income for purposes of determining its exempt interest dividends under the Code.

In connection with restriction number 3, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company’s total assets after subtracting liabilities other than the borrowings.

For purposes of applying the limitation described in item 9 above, securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries. The Fund currently views municipal obligations backed by the credit of a governmental entity not to represent industries for purposes of this limitation if the interest payable on those obligations is exempt from the regular federal income tax. Municipal obligations backed only by the assets or revenues of non-governmental users are currently viewed by the Fund to be issued by non-governmental users for the purposes of the limitation, so that the limitation would apply to those obligations. The Fund does not interpret this limitation to prevent the investment of more than 25% of the Fund’s total assets in any one economic sector such as housing finance, public housing, utilities, hospital and healthcare facilities or industrial development, or in any one state. The views and interpretations by the Fund stated in this paragraph may change due to changes in the law or interpretations of the law, including laws pertaining to municipal obligations and the taxability of interest paid on those obligations, and due to other factors.

The following investment limitations are not fundamental and may be changed without shareholder approval:

(i)           The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)           The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii)           The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)           The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

Low Duration Income Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to the Low Duration Income Fund, which may not be changed by the Fund unless approved by a majority of the outstanding shares of that Fund. The Fund may not:

(1)           with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2)           issue senior securities, except as permitted under the 1940 Act;

(3)           borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4)           underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)           purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6)           purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7)           purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8)           lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

For the purposes of applying the limitation set forth in paragraph (6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

The following investment limitations are not fundamental and may be changed without shareholder approval as to the Fund:

(i)           The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)           The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii)           The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)           The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi)           The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker’s commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(vii)           The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

(viii)           The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund’s net assets. Included in that amount, but not to exceed 2% of the Fund’s net assets, may be warrants that are not listed on a national securities exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(ix)           The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(x)           The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer’s securities.

(xi)           The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

CALCULATION OF PERFORMANCE INFORMATION

Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund’s net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is “annualized” to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. “Cumulative total return” describes total return over a stated period, while “average annual total return” is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

All performance figures are calculated separately for each class of shares of a Fund. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund’s expenses for the period.

Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund’s average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund’s return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund’s maximum public offering price, the return computed by using the Fund’s maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

For investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating the Funds’ yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund’s yield may not equal its distribution rate, the income paid to a shareholder’s account, or the income reported in the Fund’s financial statements.

Yield information may be useful in reviewing a Fund’s performance and in providing a basis for comparison with other investment alternatives. However, each Fund’s yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Total returns quoted in advertising reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund’s net asset value (“NAV”) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund’s performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund’s maximum sales charge into account. Excluding a Fund’s sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

A Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund’s portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund’s share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund’s (or other investments’) net asset value or price and the Fund’s (or other investments’) investment return.

Charts and graphs using the Fund’s net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund’s adjusted NAVs are not adjusted for sales charges, if any.

The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week’s adjusted closing NAV or total return for a specified period. A short-term moving average NAV is the average of each day’s adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

Each Fund’s performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (“Lipper”), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund’s performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, a Fund’s performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as “MONEY” magazine, “Forbes” and “BARRON’s” also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

Each Fund may be compared in advertising to Certificates of Deposit (“CDs”) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder’s principal or return, and Fund shares are not FDIC insured.

Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its CUSIP number or other identifiers, and discuss or quote its current portfolio manager.

The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund’s historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

Momentum indicators show a Fund’s price movements over specific periods of time. Each point on the momentum indicator represents the Fund’s percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. A Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

ADDITIONAL MATTERS RESPECTING TAXES

The following discussion summarizes certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Low Duration Income Fund are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. In particular, this discussion addresses aspects of investment by persons who are not individuals only in a very limited manner.

This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to changes, which changes may be retroactive.

Elections by the Funds – Subchapter M

Each Fund expects to elect and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. In each taxable year when a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on net investment income and net capital gains which are timely distributed to its shareholders.

If in any year a Fund fails to qualify for the treatment afforded by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund’s earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders’ respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. In any year a Fund qualifies as a regulated investment company but fails to distribute all of its net investment income and net capital gains, the Fund is subject to taxes on the undistributed portion of its net income and capital gains. Although each Fund intends to distribute all of its net income currently and any capital gains annually, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding

Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder’s number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding. The backup withholding tax rate on distributions is currently 28%.

Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Funds may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Certain exempt interest dividends are exempt from federal and certain states’ income taxes, as described below under “Low Duration Municipal Fund - Income Dividends.” Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. The alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. However, neither of the Funds is expected to realize any significant corporate dividend income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Pursuant to the American Taxpayer Relief Act of 2012, the maximum federal tax rate for individual taxpayers on long-term capital gains from sales of securities and on certain qualifying dividends on corporate stock issued by domestic corporations and certain “qualified foreign corporations” is 20% Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the

U.S. and corporations eligible for the benefits of a comprehensive income tax treaty with the United States and which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies and passive foreign investment companies are not treated as qualified foreign corporations. These rates do not apply to corporate taxpayers. Each Fund will separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund. A shareholder must also satisfy a 60-day holding period requirement with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates imposed on those distributions. However, neither of the Funds is expected to realize any significant corporate dividend income. Distributions attributable to a Fund’s income from bonds and other debt obligations, dividends from most foreign companies, and distributions by real estate investment trusts or regulated investment companies will not generally qualify for the lower rates. Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a qualifying dividend to be taxed at the rate of tax applicable to ordinary income.

A Fund’s investments in certain derivatives, foreign currency transactions, options, futures contracts, hedging transactions, forward contracts, investments in passive foreign investment companies, and certain other transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, convert capital gain into taxable ordinary income or convert short-term capital losses into long-term capital losses. Engaging in swap transactions also may result in distributions of taxable income or gain to shareholders, and also may cause a Fund to currently recognize income with respect to payments to be received in the future. Certain Fund transactions, including investments in derivative instruments, transactions in foreign currencies or foreign currency-denominated instruments, and hedging activities may produce differences between the Fund’s book and taxable income, and distributions by the Fund may consequently be treated in some instances as returns of capital.

A Fund’s distributions of realized capital gains may be reduced if the Fund has capital loss carryforwards available. If a Fund incurs net capital losses in any taxable year, those losses may be carried forward indefinitely to offset capital gains subsequently realized. Capital losses retain their character as short-term or long-term capital losses and must be used to offset gains of the same character before offsetting gains of a different character. Other regulations or circumstances may limit or reduce the use of net capital loss carryforwards. A Fund’s net capital losses are not deductible against the Fund’s net investment income.

Distributions by a Fund result in a reduction in the net asset value of the Fund’s shares. Should distributions reduce the net asset value below a shareholder’s cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Persons purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Effective for taxable years beginning on or after January 1, 2013, a 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Low Duration Municipal Fund-Income Dividends

The Low Duration Municipal Fund intends to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable the Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. The Fund would be unable to designate Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund’s total assets consists of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Distributions by the Low Duration Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), net short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders for federal income tax purposes as ordinary income whether received in cash or additional shares. Distributions of any net long-term capital gains by the Fund will be taxable for federal income tax purposes as long-term capital gains, except that gains attributable to market discount on portfolio investments are characterized as ordinary income. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

Distributions may be subject to different treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Low Duration Municipal Fund, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Fund and the income tax consequences to its shareholders.

The Funds’ counsel, Thompson, Hickey, Cunningham, Clow, April & Dolan, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions – Low Duration Income Fund

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes – Low Duration Income Fund

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are not held by the Fund or the shareholders, as the case may be, for periods specified in the Code. If the Fund is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

Redemption or Other Disposition of Shares

Upon the sale or exchange of his shares, a shareholder realizes a taxable gain or loss depending upon his basis in the shares. The gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, which generally may be eligible for reduced federal tax rates, depending on the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvestment of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund’s shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a regulated investment company, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of the shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment. This provision may be applied to successive acquisitions of shares.

State and Local Taxes

The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

Foreign Account Tax Compliance Act

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder, depending on the type of payment and shareholder account, beginning as early as July 1, 2014, on certain payments made from the Fund, including distributions characterized by the Fund as capital gain dividends and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to nonresident alien individuals and foreign entities.

Payments to a Fund shareholder will generally not be subject to FATCA withholding, provided the shareholder provides the Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA. In any of these cases, the investing FFI generally will be required to provide a Fund with appropriate identifiers, certifications or documentation concerning its status.

A Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

Each investor and prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation.

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

When an investor or the investor’s financial intermediary makes an initial investment in shares of a Fund, the Fund’s transfer agent will open an account on the books of the Fund, and the investor or financial intermediary will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates - the investor or the financial intermediary will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Fund’s transfer agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the transfer agent, which change may be made at any time in the sole discretion of the shareholder.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS,

AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. (“Thornburg” or the “advisor”), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds’ respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the Prospectus.

The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

The Trust’s Trustees (including a majority of the Trustees who are not “interested persons” within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and will annually consider the renewal of the agreement applicable to each of the Funds. In connection with their general supervision of Thornburg, and as an important element of their annual consideration of a renewal of the Investment Advisory Agreement applicable to each Fund, the Trustees will request and consider reports from Thornburg throughout the year. These reports are expected to address a wide variety of topics, including particularly Thornburg’s services to each Fund and its selection of investments of pursuit of each Fund’s investment objectives.

The Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees’ understandings of shareholders’ expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor’s services, and to confirm that the advisor actively and competently pursues the mutual fund’s objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund’s fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement “out to bid” as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund’s objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds’ performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

No information is provided respecting fees earned by Thornburg under the advisory agreement for each of the Funds, because investment operations for each of the Funds commenced December 30, 2013, and no fees have been earned by Thornburg as of the date of this Statement of Additional Information.

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption “Management.”

Proxy Voting Policies

Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the “Policy”) adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security’s value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust’s audit committee for direction on the vote or consent to vote on Thornburg’s recommendation.

The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy’s voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreements

Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund’s Class A shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class’s average daily net assets, paid monthly, together with any applicable sales or similar tax. The Administrative Services Agreement specific to each Fund’s Class I shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class’s average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

No information is provided respecting fees earned by Thornburg under the Administrative Services Agreements for the Funds’ respective share classes, because investment operations for each of the Funds commenced December 30, 2013, and no fees have been earned by Thornburg as of the date of this Statement of Additional Information.

The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically upon assignment. Termination will not affect the service provider’s right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act (“Service Plan”) which is applicable to Class A and Class I shares of the Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding 0.20% of the Fund’s assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund’s shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. Amounts received by Thornburg under the Plan for each Fund in the two most recent fiscal years were paid principally to securities dealers and other persons selling the Funds’ shares for distribution, administration and shareholder services. Thornburg has no current intention to request or receive any reimbursement under the Service Plan applicable to a Fund’s Class I shares.

Amounts Paid Under Rule 12b-1 Plans and Agreements

No information is provided respecting amounts payable to Thornburg or TSC under any of the described Plans, because investment operations for each of the Funds commenced December 30, 2013, and no such amounts have accrued as of the date of this Statement of Additional Information.

FINANCIAL INTERMEDIARY COMPENSATION

Financial advisors and financial intermediaries who sell shares and hold shares for investors (“intermediaries”) charge compensation in connection with the sale of Fund shares and the servicing of shareholder accounts. Intermediaries receiving this compensation may include securities brokers and dealers, registered investment advisors, banks, trust companies, insurance companies, employee benefit plan and retirement plan administrators, and other institutions that have entered into arrangements with Thornburg or TSC under which they are paid compensation for the sale of Fund shares or the servicing of accounts for their customers. Intermediaries may categorize and disclose these payments to their customers and to members of the public differently than the disclosures in the Prospectus and this SAI.

Thornburg or TSC may pay compensation charged by intermediaries out of amounts that Thornburg or TSC receive from the Funds. Examples of such payments include, but are not limited to: (i) share sales commissions and ongoing asset-based compensation paid by Thornburg or TSC out of sales charges received or expected to be received from the Funds; (ii) amounts paid out of the Rule 12b-1 service and distribution fees that Thornburg or TSC receive from the Funds; and (iii) amounts paid by the Funds to compensate intermediaries who perform services, including subaccounting and subtransfer agency services, that would otherwise need to be provided by the Funds’ transfer agent or other persons hired directly by the Funds.

To the extent permitted by applicable law, including applicable rules promulgated by the Securities and Exchange Commission and the Financial Industry Regulatory Authority (“FINRA”), Thornburg or TSC may also compensate intermediaries out of Thornburg’s or TSC’s own resources. This compensation may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” and marketing and advertising support. An intermediary may receive this compensation in addition to the Rule 12b-1 or other compensation that the intermediary receives out of the assets of the Funds. This compensation from Thornburg or TSC may provide an incentive to financial intermediaries to actively market the sale of shares of the Funds or to support the marketing efforts of Thornburg or TSC. Examples of the types of services which an intermediary may provide (or may arrange to have a third party provide) in exchange for receiving this compensation from Thornburg or TSC include, but are not limited to: Fund due diligence and business planning assistance; marketing programs and support; operations and systems support; and training for the intermediary’s personnel respecting the Funds and the financial needs of Fund shareholders. Each of Thornburg or TSC may also make payments out of its own resources to compensate an intermediary for costs associated with the intermediary’s marketing efforts (including the cost of attendance at training and educational conferences), and for costs associated with the intermediary’s shareholder support and account maintenance services for its customers or transaction processing (including the payment of certain ticket charges).

As of the close of the fiscal year ended September 30, 2013, Thornburg or TSC was paying amounts from its own resources to the following member firms of FINRA, or to the affiliates of such firms:

Charles Schwab & Co., Inc.

Commonwealth Financial Network

Edward D. Jones & Co., L.P.

Fidelity Brokerage Services, LLC

LPL Financial Corporation

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley Smith Barney

Pershing LLC

Prudential Investment Management Services, LLC

Raymond James & Associates, Inc.

Raymond James Financial Services

RBC Dain Rauscher Inc.

Securities America, Inc.

UBS Financial Services, Inc.

Wells Fargo Advisors

Each of Thornburg and TSC may also make payments out of its own resources to institutions that are not member firms of FINRA and that are not included among, or affiliated with, the institutions listed above.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund’s investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

Thornburg may execute a Fund’s portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to

Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg’s normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

It is Thornburg’s policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are “brokerage or research services” as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg’s investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg’s policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund’s expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds’ Trustees that the benefits available from Thornburg’s organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates

No portfolio turnover figures are provided for the Funds because the Funds commenced investment operations on December 30, 2013.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Funds’ current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds’ portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg’s policies prohibiting securities transactions using nonpublic “insider” information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds’ portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information

Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Funds such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Funds or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Funds, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg’s president (under specified limitations), the Trustees or the Trustees’ Governance and Nominating Committee.

As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Funds’ nonpublic portfolio holdings information to the following persons:

Name of Recipient	Frequency	Time Lag Between Date of Information and Date of Disclosure

PricewaterhouseCoopers LLP	Annually and as necessary in connection with the audit services it provides to the Funds	One month or less, depending on the date of request

Institutional Shareholder Services, Inc.	Daily	None

State Street Bank and Trust	Daily	None

Reuters	Daily	None

FT Interactive Data	Daily	None

FactSet Research Systems	Daily	None

Kenny S&P Evaluation Services	Daily	None

J.P Morgan Pricing Direct Inc.	Daily	None

Morgan Stanley Smith Barney	Weekly	One day

RR Donnelley	Monthly	One month or less depending on the date of request

Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	As needed in connections with the legal services provided to the Funds	None

Wilshire Analytics	Daily	None

Making Holdings Information Publicly Available

The policy and procedures provide for periodic public disclosure of portfolio holdings information, as follows:

Disclosure of portfolio holdings of any one or more Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Fund’s top ten portfolio holdings information promptly after the end of each calendar month, and will typically display the Fund’s full list of portfolio holdings approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31). Portfolio hedging information is typically displayed on a quarterly basis.

Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

MANAGEMENT

The Funds are separate “series” or investment portfolios of Thornburg Investment Trust. The names of Trustees, Emeritus Trustee and executive officers of the Funds and their principal occupations and affiliations during the past five years are set forth in the table below. Additional information about the particular experiences, qualifications, attributes and skills of each Trustee and emeritus Trustee appears after the table.

Interested Trustees

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

Garrett Thornburg, 68	Chairman of Trustees(3)	Trustee Since 1987(4)	Chairman and controlling shareholder of Thornburg Investment Management, Inc. (investment advisor); Chairman, controlling shareholder and, until 2010, CEO of Thornburg Securities Corporation (securities dealer); Chairman and CEO of Chamisa Energy, LLC; President of the Thornburg Foundation (nonprofit); Chairman until 2009 of TMST, Inc. (f/k/a Thornburg Mortgage, Inc.) (real estate investment trust); President and Sole Director of Thornburg Mortgage Advisory Corporation (investment manager to TMST, Inc.).	Eighteen	None(5)

Brian J. McMahon, 58	Trustee, President, Member of Governance & Nominating Committee and Operations Risk Oversight Committee(6)	Trustee since 2001; President since 1997(4)(7)	CEO, President, Managing Director, Chief Investment Officer and Portfolio Manager of Thornburg Investment Management, Inc.	Eighteen	None

Independent Trustees
Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

David A. Ater, 68	Trustee, Member of Audit Committee and Chairman of Governance & Nominating Committee	Trustee since 1994(4)	Principal in Ater & Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate); owner, developer and broker for various real estate projects.	Eighteen	None(8)

David D. Chase, 72	Trustee, Chairman of Audit Committee	Trustee since 2000(4)	Managing Member of Vestor Associates, LLC, Santa Fe, NM (private equity fund); Managing Member of CS Group, LLC, Santa Fe, NM (private investment fund-family office).	Eighteen	None

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

Sally Corning, 52	Trustee, Member of Audit Committee and Operations Risk Oversight Committee	Trustee since 2012(4)	Partner in Sun Mountain Capital, Santa Fe, NM (private equity and venture capital investment firm).	Eighteen	None

Susan H. Dubin, 64	Trustee, Member of Audit Committee and Governance and Nominating Committee	Trustee since 2004(4)	President of Dubin Investments, Ltd., Greenwich, CT (private investment fund); Director and officer of various charitable organizations.	Eighteen	None

Owen D. Van Essen, 60	Trustee, Member of Governance & Nominating Committee and Chairman of Operations Risk Oversight Committee	Trustee since 2004(4)	President of Dirks, Van Essen & Murray, Santa Fe, New Mexico (newspaper mergers and acquisitions).	Eighteen	None

James W. Weyhrauch, 54	Trustee, Member of Audit Committee and Operations Risk Oversight Committee	Trustee since 1996(4)	Real estate broker, Santa Fe Properties, Santa Fe, NM; Vice Chairman, of Nambé LLC, Santa Fe, NM (manufacturing and design company).	Eighteen	None

Emeritus Trustee
Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held by Director During Past Five Years

Eliot R. Cutler, 67	Emeritus Trustee since 2012(4)	Emeritus Trustee since 2012; Serves until resignation or removal.	Chairman, MaineAsia LLC; Principal, Chamisa Energy, LLC; Senior Counsel until 2012 and Partner until 2009 in Akin, Gump, Strauss, Hauer & Feld, LLP (law firm), Washington, D.C. and Beijing, China.(9)	Not applicable	Not applicable

Officers of the Fund (who are not Trustees)(10)
Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

Michael Doorley, 57	Vice President	Vice President since 2013	Executive Vice President and Chief Operating Officer of Thornburg Investment Management, Inc. since 2013; Principal of MGD Associates (consulting business) since 2011; Executive Vice President of Fidelity Investments from 2008-2010; Chief Administrative Officer of Prudential Financials, Inc. – International Division until 2008.	Not applicable	Not applicable

William V. Fries, 74	Vice President	Vice President since 1995	Portfolio Manager, Vice President and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Leigh Moiola, 46	Vice President	Vice President since 2001	Vice President, Managing Director and Director of Marketing of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Wendy Trevisani, 42	Vice President	Vice President since 1999	Portfolio Manager, Vice President since 2013, and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Joshua Gonze, 50	Vice President	Vice President since 1999	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Leon Sandersfeld, 47	Vice President	Vice President since 2003	Managing Director and Fund Accounting Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Sasha Wilcoxon, 39	Vice President, Secretary	Vice President since 2003, Secretary since 2007(7)	Managing Director, Director of Operations and Vice President of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Ed Maran, 55	Vice President	Vice President since 2004	Portfolio Manger and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Vinson Walden, 43	Vice President	Vice President since 2004	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Thomas Garcia, 42	Vice President	Vice President since 2006	Vice President since 2011, Managing Director, Head Equity Trader, and Associate Portfolio Manager of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Lei Wang, 42	Vice President	Vice President since 2006	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Connor Browne, 34	Vice President	Vice President since 2006	Portfolio Manager, Vice President since 2013, and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Jason Brady, 39	Vice President, Treasurer	Vice President since 2007, Treasurer since 2013(7)	Vice President since 2011, Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

Lewis Kaufman, 37	Vice President	Vice President since 2007	Portfolio Manager and Managing Director since 2009, and Associate Portfolio Manager from 2008-2009, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Christopher Ryon, 57	Vice President	Vice President since 2008	Portfolio Manager and Managing Director since 2009, and Associate Portfolio Manager from 2008-2009, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Lon Erickson, 38	Vice President	Vice President since 2008	Portfolio Manager and Managing Director since 2010, and Associate Portfolio Manager from 2008-2010, of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Kathleen Brady, 58	Vice President	Vice President since 2008	Senior Tax Accountant of Thornburg Investment Management, Inc.	Not applicable	Not applicable

(1)	Each person’s address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.
(2)

The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 18 separate investment “Funds” or “series.” Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 18 Funds of the Trust. Each Trustee oversees the 18 Funds of the Trust.

(3)

Mr. Thornburg is considered an “interested” Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 18 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.

(4)

The Bylaws of the Trust currently require that each Trustee shall retire upon his having reached the age of 75 years. Otherwise each Trustee serves in office until the election and qualification of a successor or until the Trustee sooner dies, resigns, retires or is removed.

(5)	Until 2009, Mr. Thornburg was a director of TMST, Inc. (f/k/a Thornburg Mortgage, Inc.), a publicly traded real estate investment trust.
(6)	Mr. McMahon is considered an “interested” Trustee because he is the president of Thornburg Investment Management, Inc.
(7)	The Trust’s president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(8)	Until 2009, Mr. Ater was a director of TMST, Inc. (f/k/a Thornburg Mortgage, Inc.), a publicly traded real estate investment trust.
(9)	Mr. Cutler was a Trustee of the Trust through December 31, 2011, and was appointed as an Emeritus Trustee effective January 1, 2012.
(10)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

Additional Information about the Experiences, Qualifications, Attributes and Skills of Each Trustee and Emeritus Trustee

The following disclosure is intended to provide additional information about the particular experiences, qualifications, attributes and skills of each Trustee and emeritus Trustee of the Trust. The Trustees believe that each Trustee is qualified to serve on the board of Trustees, and that the emeritus Trustee is qualified to serve in that position, in view of (i) the particular experiences, qualifications, attributes and skills of that Trustee or emeritus Trustee, as summarized below and in the table above, and (ii) the actual service and commitment of each Trustee during his or her tenure with the Trust, including the demonstrated ability of each Trustee to exercise effective business judgment in the performance of his or her duties.

Garrett Thornburg, Chairman of Trustees since 1987. Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, and Thornburg Investment Trust in 1987. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm’s public finance department. He also was chief financial officer of New York State’s Urban Development Corporation, and served as financial advisor to the State of New Mexico’s Board of Finance. Mr. Thornburg is currently the Chairman and Chief Executive Officer of Chamisa Energy, LLC, a compressed air energy storage company. He is a member of the Board of Governors of the Investment Company Institute and serves on the Board of Directors of both the National Dance Institute of New Mexico and the New Mexico School for the Arts, Art Institute and Charter School. He is also the President of the Thornburg Foundation, and former recipient of the Philanthropist of the Year award from the Journal Santa Fe. He is a former board member of both the Santa Fe Institute and the Santa Fe Community Foundation. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, Trustee since 2001, member of Governance and Nominating Committee and Operations Risk Oversight Committee. Brian McMahon is the president of Thornburg Investment Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, and currently oversees Thornburg’s investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, Trustee since 1994, Chairman of Governance and Nominating Committee and member of Audit Committee. David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including with Santa Fe Economic Development, as Director of The New Mexico School for the Arts, Art Institute, as Audit Consultant to La Familia Medical Clinic, and with the United Way, the Santa Fe Opera and St. John’s College. He received his BA from Stanford University.

David D. Chase, Trustee since 2001, Chairman of Audit Committee. David Chase has been involved in private equity investing since 1978. He is the managing member of Vestor Associates, LLC and CS Group, LLC, both of which are located in Santa Fe, New Mexico. Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Prior to entering the private equity business, Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He has served various community and charitable organizations, including National Dance Institute – New Mexico, Inc., the School for Advanced Research, the Lensic Performing Arts Center, the Santa Fe Conservation Trust and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, a MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Sally Corning, Trustee since 2012, member of Audit Committee and Operations Risk Oversight Committee. Sally Corning is a founding partner of Santa Fe, New Mexico based private equity firm, Sun Mountain Capital. Prior to forming Sun Mountain, Ms. Corning spent 15 years on Wall Street working in private equity and investment banking for Credit Suisse and Morgan Stanley. In addition to sitting on the corporate boards of certain of the private portfolio companies that Sun Mountain Capital has invested in, Ms. Corning has served on the boards of several nonprofit organizations, including the Santa Fe Community Foundation, the Santa Fe Mountain Center, and the Westside YMCA in New York City. She is a current trustee of Santa Fe Preparatory School. Ms. Corning holds a bachelor’s degree in Finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

Eliot R. Cutler. Emeritus Trustee since 2012. Mr. Cutler is the Chairman of MaineAsia LLC, a business development and consulting firm, and a Principal in Chamisa Energy, LLC, a compressed air energy storage company. He was an environmental and land use lawyer for more than 25 years, participating in the planning, permitting, funding and construction of facilities for public and private sector clients. He was a partner in the firms of Webster & Sheffield, Cutler & Stanfield LP and Akin Gump Strauss Hauer & Feld LP. He opened and managed the Beijing office for Akin Gump, representing both American firms in China and Chinese clients investing outside China. Mr. Cutler was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004 and a Trustee of the Trust until January 1, 2012, when he became an Emeritus Trustee. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine and is the President of the Emanuel and Pauline A. Lerner Foundation. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, Trustee since 2004, member of Audit Committee and Governance and Nominating Committee. Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the MICDS (Mary Institute and St. Louis Country Day School) in St. Louis, Missouri, the Santa Fe Opera in Santa Fe, New Mexico, the Battery Dance Company in New York City, and the National Dance Institute – New Mexico, Inc. She received her BA from Briarcliff College.

Owen D. Van Essen, Trustee since 2004, Chairman of Operations Risk Oversight Committee and member of Governance and Nominating Committee. Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, Trustee since 1996, member of Audit Committee and Operations Risk Oversight Committee. James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe LLC, a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

Structure and Responsibilities of the Board of Trustees

The board of Trustees is currently comprised of eight Trustees, two of whom are “interested persons” of the Funds (as the term “interested” is defined in the 1940 Act) and six of whom are not interested persons of the Funds. There is also currently one Emeritus Trustee, whose services on behalf of the Trust are described in more detail below under the section entitled “Emeritus Trustees”. Garrett Thornburg currently serves as the chairman of the board of Trustees. The Trustees have not identified a “lead independent” Trustee, but in accordance with its Corporate Governance Procedures and Guidelines, the chairman of the Trust’s Governance and Nominating Committee or, in his absence, the chairman of the Trust’s Audit Committee, shall act as chairman of sessions of the independent Trustees. The Trustees have also established three standing committees, the Audit Committee, the Governance and Nominating Committee, and the Operations Risk Oversight Committee, each of which is discussed in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees may form other committees when deemed appropriate. The Trustees review the leadership structure of the board of Trustees and the performance of the Trustees on an annual basis. The Trustees currently believe that the leadership structure of the board of Trustees is appropriate, in light of the characteristics of the Trust and each of the Funds, to enable the Trustees to oversee the Trust and its service providers. The Trustees have considered the number of Funds in the Trust, and the similarities and differences among the investment objectives and strategies of those Funds, and have determined that the board of Trustees contains a sufficient number of Trustees, and a sufficient percentage of independent Trustees, to discharge the Trustees’ oversight function. The Trustees believe that Mr. Thornburg’s long tenure as a Trustee of the Trust, his ongoing association with the Trust’s advisor and the fact that that association allows Mr. Thornburg to interact routinely with members of the advisor’s staff, and his familiarity with the Trust’s business and affairs and with events impacting the investment management industry more broadly, enables Mr. Thornburg to serve as an effective chairman of the board of Trustees. The Trustees also believe that the scope of each committee’s activities and the composition of each committee is currently appropriate, and that the committee structure allows the Trustees to allocate responsibility for various topics among the board and its committees in a manner which facilitates the oversight of the Trust and its service providers.

The Trustees are responsible for the general supervision of the Funds, including the supervision of Thornburg, which provides day-to-day management of the Funds under the terms of the Investment Advisory Agreements and Administrative Services Agreements. As part of their annual review of the leadership structure of the board of Trustees, described above, the Trustees consider whether the structure of the board and its committees continues to permit the Trustees to effectively exercise their oversight function. In that regard, the Trustees typically consider, among other factors: the number of Trustees and each Trustee’s qualifications, experience and skills; the frequency with which the Trustees and their committees confer with representatives of Thornburg and the Trust’s other service providers; the number of Funds and the ability of the Trustees to devote sufficient time and attention to matters specific to each Fund; the role of the Funds’ chief compliance officer and the opportunity for the Trustees to interact with the chief compliance officer; and the composition of each committee of the Trustees and the scope of the responsibilities delegated to those committees.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks. On a day-to-day basis, risk management is the responsibility of Thornburg and the Funds’ other service providers. Risk oversight also comprises part of the Trustees’ general oversight function. The Trustees and their committees seek to monitor risks to the Funds by meeting no less frequently than quarterly (and in practice, more often) with senior officers of the Trust, members of the Funds’ portfolio management teams, the Funds’ chief compliance officer and the Funds’ legal counsel, and by receiving periodic reports from the Funds’ independent registered public accounting firm and other service providers to the Funds. The Trust’s Operations Risk Oversight Committee assists the Trustees in reviewing and evaluating the identification, analysis and management of operations risk by Thornburg and other significant service providers to the Trust. The duties of the Operations Risk Oversight Committee are described in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees have also adopted various written policies and procedures designed to address particular risks to the Funds, including the detection and prevention of violations of federal securities laws. At least annually, the Trustees receive a report from the Funds’ chief compliance officer respecting the effectiveness of those policies and procedures. Notwithstanding the foregoing, the Trustees acknowledge that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate the occurrence or effects of certain risks on the Funds. Furthermore, some risks may simply be beyond the control of the Funds or their service providers. The Trustees may, at any time and in their sole discretion, change the manner in which they supervise risk.

Structure and Responsibilities of the Committees of the Trustees

The Trustees have an Audit Committee, which is comprised of five Trustees who are not interested persons, David D. Chase (chairman), David A. Ater, Sally Corning, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust’s auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust’s legal counsel to report to the committee any matter which may have a significant effect on any of the Trust’s financial statements. The Audit Committee is responsible for the selection of the Funds’ independent registered public accounting firm which audits the annual financial statements of each Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds’ accounting and financial reports. The committee held four meetings in the Trust’s fiscal year ended September 30, 2013.

The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, David A. Ater (chairman), Brian J. McMahon, Susan H. Dubin and Owen D. Van Essen. Mr. Ater, Ms. Dubin and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Funds’ investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The Governance and Nominating Committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i) conduct evaluations of the performance of the Trustees and their committees in accordance with the Trust’s Corporate Governance Procedures and Guidelines (the “Governance Procedures”), (ii) select and nominate individuals for election as Trustees of the Trust who are not “interested persons” of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance Procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust’s Procedure for Shareholder Communications to Trustees. In accordance with that Procedure for Shareholder Communications to Trustees, shareholders may recommend candidates to serve as Trustees by sending their recommendations to any one or more of the Trustees by United States. Mail or courier delivery at the address of the Trust’s investment advisor. The committee held two meetings in the Trust’s fiscal year ended September 30, 2013.

The Trustees have an Operations Risk Oversight Committee, which is comprised of four Trustees, Owen D. Van Essen (chairman), Sally Corning, Brian J. McMahon and James W. Weyhrauch. Mr. Mr. Van Essen and Mr. Weyhrauch are not interested persons. As noted above, Mr. McMahon is an interested person because he is president of the Funds’ investment advisor. The Operations Risk Oversight Committee discharges its duties in accordance with an Operations Risk Oversight Committee Charter, which provides that the committee will (i) receive and review, preliminary to its presentation to the Trustees, the annual report of the Trust’s chief compliance officer respecting the Trust’s compliance policies and procedures, (ii) receive and review written and oral reports from, and periodically confer with, the chief compliance officer of the Trust to evaluate the functioning of the Trust’s compliance with certain legal requirements to which the Trust is subject, (iii) receive and review written and oral reports from representatives of the Trust’s transfer agent, firms providing shareholder services, custodians, records storage providers, business continuity and disaster recovery contractors, and other significant service providers to evaluate the services delivered by those providers, (iv) receive and review reports from representatives of Thornburg, and other persons as the committee determines from time to time, respecting computer systems and software, electronic communications systems and other technological systems and developments pertaining to the operations of the Funds, (v) receive and review proposed material changes to contracts with certain significant service providers to the Trust, (vi) confer with Thornburg respecting liability insurance coverage for the Funds and the Trustees, (vii) confer with Thornburg’s committee and staff assigned to risk identification, analysis and management, (viii) receive and review reports respecting the analysis, mitigation and rectification of errors occurring with respect to the foregoing matters, and (ix) such other functions assigned by the Trustees to the committee from time to time. The committee held three meetings in the Trust’s fiscal year ended September 30, 2013.

Emeritus Trustees

Pursuant to the Trust’s Bylaws, the Trustees may from time to time appoint by resolution one or more persons to serve the Trust as Emeritus Trustees. A candidate for appointment as Emeritus Trustee shall have at least five years of services as a Trustee of the Trust. Emeritus Trustees are appointed in each case to serve until the Emeritus Trustee’s resignation or removal from office. Emeritus Trustees may be removed at any time, with or without cause, by resolution of the Trustees. Emeritus Trustees may attend meetings of the Trustees upon invitation of the Trustees. Emeritus Trustees shall remain available from time to time for consultation with the Trust’s officers and Trustees. Emeritus Trustees do not cast any vote as Trustees, and are not considered in determining the existence of a quorum at any meeting of the Trustees. As of the date of this Statement of Additional Information the Trust has one Emeritus Trustee, Eliot R. Cutler. Mr. Cutler was appointed by the Trustees to serve as Emeritus Trustee effective January 1, 2012.

Compensation of Trustees and Emeritus Trustees

The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. Effective January 1, 2014, the Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $160,000, payable quarterly. Fifteen percent of each quarterly payment must be invested by the Trustee in one or more of the Funds, as the Trustee selects, and is subject to an undertaking by the Trustee to retain the shares during the Trustee’s tenure. In addition, the Trust compensates each Trustee $20,000 for each meeting of Trustees attended by the Trustee in person or by telephone, and compensates each Trustee $7,000 for each session of independent Trustees attended; provided, however, that the general meeting compensation is $10,000 for each general meeting attended by telephone in excess of one meeting attended by telephone in any calendar year. General meetings of Trustees on two successive days will be considered one meeting for this purpose, and an independent session of independent Trustees similarly will not be considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

The Trust compensates each member of the Audit Committee $7,000 for each committee meeting attended. The Trust also pays the chairman of the committee an additional annual compensation of $25,000, payable in quarterly installments.

The Trust compensates each member of a standing committee (other than the Audit Committee) who is not an interested person of the Trust $7,000 for each committee meeting attended. The Trust pays the chairman of the committee an additional annual compensation of $15,000, payable in quarterly installments.

The Trust compensates each independent Trustee $3,500 for each session with a Trust service provider, except that if the Trustee is required to travel away from home for the session, the Trust compensates the Trustee $7,000 for each session. Sessions involving multiple days are compensated in accordance with the method described in the first paragraph of this section.

Independent Trustees are not separately compensated for days spent attending continuing education programs, or for time spent traveling to meetings, continuing education programs or sessions with service providers, apart from the compensation stated in the preceding paragraphs.

The Trust reimburses each independent Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee’s service for the Trust. The Trust does not pay retirement or pension benefits.

Emeritus Trustees receive compensation and reimbursements as may be established from time to time by the Trustees. Currently the Trust’s Emeritus Trustee receives compensation for his service as an Emeritus Trustee on the same terms as the compensation payable to each Independent Trustee.

The Trust paid fees to the Trustees during the fiscal year ended September 30, 2013 as follows:

Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustee

Garrett Thornburg	0	0	0	0

David A. Ater	$287,750	0	0	$287,750

David D. Chase	$267,250	0	0	$267,250

Sally Corning	$263,750	0	0	$263,750

Eliot R. Cutler*	$226,250	0	0	$226,250

Susan H. Dubin	$277,750	0	0	$277,750

Brian J. McMahon	0	0	0	0

Owen D. Van Essen	$290,250	0	0	$290,250

James W. Weyhrauch	$291,750	0	0	$291,750

*	Mr. Cutler served as Trustee until January 1, 2012, at which time he was appointed by the Trustees to serve as an Emeritus Trustee.

Certain Ownership Interests of Trustees

The following table shows the aggregate dollar range of shares owned beneficially by each Trustee in the Trust as of December 30, 2013. Because neither the Low Duration Municipal Fund nor the Low Duration Income Fund had commenced operations as of that date, none of the Trustees owned any shares of the Funds as of that date.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all of the Funds of the Trust

Garrett Thornburg	N/A	over $100,000

Brian J. McMahon	N/A	over $100,000

David A. Ater	N/A	over $100,000

David D. Chase	N/A	over $100,000

Sally Corning	N/A	over $100,000

Susan H. Dubin	N/A	over $100,000

Owen Van Essen	N/A	over $100,000

James W. Weyhrauch	N/A	over $100,000

Mr. Ater and his wife previously owned indirectly a limited partnership interest in Thornburg Growth Partners, L.P. (“TGP”), a private investment fund for which Thornburg Investment Management, Inc. serves as general partner and provides investment management services. Mr. Ater and his wife did not have any right to participate in the management of TGP and held the interest in TGP on the same terms as TGP’s other limited partners. Mr. Ater and his wife did not at any point own more than five percent of the outstanding interests in TGP and, as of December 31, 2012, Mr. Ater and his wife had withdrawn from TGP by a liquidation of their entire limited partnership interest.

Personal Securities Transactions of Personnel

The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation

The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager’s compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a Fund’s investments and the manager’s management of other accounts. These conflicts could include:

—	Allocating a favorable investment opportunity to one account but not another.

—	Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

—	Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

—	Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Trust’s investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the Funds’ investments and the manager’s management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers

Set out below for each portfolio and co-portfolio manager named in the Prospectus is information respecting the accounts managed by the manager. Except as otherwise noted below, the information presented is current as of September 30, 2013. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2013 the advisory fee for each of the accounts was not based on the investment performance of the account.

Josh Gonze

Registered Investment Companies:	Accounts:	6	Assets:	$8,425,583,579
Other Pooled Investment Vehicles:	Accounts:	N/A	Assets:	N/A
Other Accounts:	Accounts:	219	Assets:	$1,017,444,110
Jason Brady

Registered Investment Companies:	Accounts:	4	Assets:	$19,207,575,585
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$4,952,885
Other Accounts:	Accounts:	21	Assets:	$220,729,280
Christopher Ryon

Registered Investment Companies:	Accounts:	6	Assets:	$8,425,583,579
Other Pooled Investment Vehicles:	Accounts:	N/A	Assets:	N/A
Other Accounts:	Accounts:	219	Assets:	$1,017,444,110
Lon Erickson

Registered Investment Companies:	Accounts:	1	Assets:	$3,012,808,357
Other Pooled Investment Vehicles:	Accounts:	N/A	Assets:	N/A
Other Accounts:	Accounts:	14	Assets:	$85,734,843

Portfolio Managers’ Ownership of Shares in the Funds

Displayed below for each of the portfolio and co-portfolio managers named in the Prospectus is the dollar range of the individual’s beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. The information presented is current as of the date of this Statement of Additional Information. In each case, the dollar range listed may include shares owned by the portfolio or co-portfolio manager through the manager’s self-directed account in Thornburg’s retirement plan. In addition to the holdings noted below, each of the portfolio and co-portfolio managers is a participant in Thornburg’s profit sharing plan, which may invest in shares of the Low Duration Income Fund.

Josh Gonze
Low Duration Municipal Fund	$1 - $10,000

Christopher Ryon
Low Duration Municipal Fund	$50,001 - $100,000

Jason Brady
Low Duration Income Fund	$10,001 - $50,000

Lon Erickson
Low Duration Income Fund	$10,001 - $50,000

NET ASSET VALUE

Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year’s Day, Washington’s Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund’s portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation (“TSC”) acts as principal underwriter of each of the Funds. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months’ notice.

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

No information is available respecting commissions and other compensation received by TSC from the Funds because the Funds commenced investment operations on December 30, 2013.

ADDITIONAL INFORMATION RESPECTING PURCHASE

AND REDEMPTION OF SHARES

Shares of the Funds are qualified for sale under the laws of every state or territory of the United States, except that the Shares of Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund are only qualified for sale in California, New Mexico, and New York, respectively.

To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg or TSC may pay compensation to financial advisors who place orders of $1 million or more, as more specifically described in the

Funds’ Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more. Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.

Share Class Conversion within Certain Fee-Based Accounts

Some shareholders may hold shares of the Funds through fee-based programs, often referred to as “wrap accounts,” that are managed by investment dealers, financial advisors or other investment professionals (each, a “wrap account intermediary”). A wrap account intermediary may impose eligibility requirements on a shareholder’s participation in the fee-based program and ownership of shares through the program which are additional to the ownership requirements described in the applicable prospectus. Under the terms of its fee-based program, a wrap account intermediary may also be permitted to effect a conversion (sometimes referred to as an “in-kind exchange”) of a shareholder’s shares in a Fund, including those shares purchased by the shareholder during the shareholder’s participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary’s stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of the Funds out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of the Funds. Under other circumstances, a financial intermediary may effect this type of conversion with respect to new clients who held one class of shares of a Fund before becoming a client of the intermediary, and who are eligible for a wrap account through which the intermediary offers a different class of shares of the same Fund. Any such conversion by a wrap account intermediary will be made in accordance with the applicable prospectuses of the Funds, and will be made without the imposition by the Funds of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

If you own shares of the Funds through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of the Funds’ shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

Moving Between Share Classes

Thornburg believes, based upon current interpretations of law, that a shareholder’s exchange of shares of one class of a Fund for shares of a different class of the same Fund may, under certain circumstances, not result in the realization of gain or loss for federal income tax purposes. To determine whether you may be eligible for this type of tax-favored exchange, please contact Thornburg before redeeming your existing shares. You should also consult your own tax advisors with respect to the particular federal, state, local and foreign tax consequences of an exchange of shares.

Even if an exchange does not result in the realization of gain or loss for federal income tax purposes, any sales charges that you paid or that are payable on the shares you originally held (including any contingent deferred sales charges incurred upon redemption) will not be credited back to your account.

Eligibility for Institutional Class Shares

As described in the Prospectus, employees, officers, trustees, and directors of any Fund or Thornburg company, as well as the families of such persons and any trust established for the benefit of such persons or their families, are eligible to purchase Class I shares. Similarly, any former employee of Thornburg who continues to hold Class I shares through an investment in Thornburg’s employer-sponsored retirement plan remains eligible to receive Class I shares in connection with any dividend reinvestments and/or account rebalancing effected by the employee in his Thornburg retirement plan account.

BUSINESS CONTINUITY PLAN

Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose principal business address is 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm for the Funds.

PART C

OTHER INFORMATION

Item 27.	Financial Statements

None filed with this post-effective amendment.

Item 28.	Exhibits

(a)	(1)	Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant’s Registration Statement on Form N-1A, filed June 12, 1987.

	(2)	First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant’s pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

	(3)	Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

	(4)	Third, Fourth, Fifth, Sixth and Seventh Amendments to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

	(5)	Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

	(6)	Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

	(7)	Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

	(8)	First Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

	(9)	Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

	(10)	Thirteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

	(11)	Fourteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

	(12)	Fifteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

	(13)	Sixteenth and Seventeenth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 51 to its Registration Statement on Form N-1A, filed October 17, 2002.

	(14)	Second Supplement to Amended and Restated Designation of Series (as corrected), incorporated by reference from Registrant’s post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

	(15)	Eighteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment No. 58 to its Registration Statement on Form N-1A, filed on December 31, 2003.

	(16)	Nineteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment No. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

	(17)	Third Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

	(18)	Form of Twentieth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 65 to its Registration Statement on Form N-1A, filed on November 16, 2006.

	(19)	Fourth Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 66 to its Registration Statement on Form N-1A, filed on January 24, 2007.

	(20)	Form of Twenty-First Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 67 to its Registration Statement on Form N- 1A, filed on October 5, 2007.

	(21)	Twenty-Second Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 70 to its Registration Statement on Form N-1A, filed on November 26, 2008.

	(22)	Form of Twenty-Third Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 71 to its Registration Statement on Form N-1A, filed on December 23, 2008.

	(23)	Form of Twenty-Fourth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 73 to its Registration Statement on Form N-1A, filed on October 2, 2009.

(24)

Form of Twenty-Fifth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 88 to its Registration Statement on Form N- 1A, filed on October 15, 2013.

	(25)	Twenty-Sixth Amendment and Supplement to Agreement and Declaration of Trust, filed herewith.

(b)	By-laws of Thornburg Investment Trust (April 20, 2009), incorporated by reference from Registrant’s post-effective amendment no. 78 to its Registration Statement on Form N-1A, filed on November 30, 2011.

(c)	None.

(d)	Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(e)	Restated Distribution Agreement, incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(f)	None.

(g)	(1)	Form of Custodian Agreement between Registrant and State Street Bank and Company, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

	(2)	Amendment to Custodian Contract, incorporated by reference from Registrant’s post-effective amendment no. 45 to its Registration Statement on Form N-1A, filed August 25, 2001.

(h)	(1)	Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987.

	(2)	Form of Subscription to Shares by Thornburg Management Company, Inc., incorporated by reference from Registrant’s post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992.

	(3)	Restated Administrative Services Agreement (Class A, B, C, D and R-1 Shares), incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A filed on November 30, 2005.

	(4)	Restated Administrative Services Agreement (Class I and R-5 Shares), incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A filed on November 30, 2005.

	(5)	Form of Agreement to Waive Fees and Reimburse Expenses among Thornburg Investment Management, Inc., Thornburg Securities Corporation and Thornburg Investment Trust, filed herewith.

	(6)	Form of Indemnification Agreement, incorporated by reference from Registrant’s post-effective amendment no. 86 to its Registration Statement on Form N-1A filed on January 29, 2013.

(i)	Opinion of counsel as to legality of new shares, incorporated by reference from Registrant’s post-effective amendment no. 65 to its Registration Statement on Form N-1A, filed on November 16, 2006.

(j)	(1)	Consent of independent registered public accounting firm, filed herewith.

	(2)	Opinion and consent of counsel, incorporated by reference from Registrant’s post-effective amendment no. 88 to its Registration Statement on Form N-1A, filed on October 15, 2013

(k)	None.

(l)	None.

(m)	(1)	Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1), incorporated by reference from Registrant’s post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

	(2)	Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan), incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

	(3)	Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B), incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

	(4)	Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

	(5)	Sixth Supplement and Amendment to Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), dated October 1, 2010, incorporated by reference from Registrant’s post- effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(6)	First Supplement and Amendment to Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class D), dated October 1, 2010, incorporated by reference from Registrant’s post- effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(7)	Fourth Supplement and Amendment to Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R3), dated October 1, 2010, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

(n)	Thornburg Investment Trust Plan for Multiple Class Distribution, July 1, 1996 (as revised to September 11, 2012), incorporated by reference from Registrant’s post-effective amendment no. 85 to its Registration Statement on Form N-1A, filed November 28, 2012.

(o)	Reserved

(p)	(1)	Personal Securities Transactions Policy of Thornburg Investment Management, Inc., Thornburg Investment Trust and Thornburg Securities Corporation, incorporated by reference from Registrant’s post-effective amendment no. 78 to its Registration Statement on Form N-1A, filed on November 30, 2011.

	(2)	Thornburg Investment Trust Code of Business Conduct and Ethics (as revised to December 6, 2009), incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

(q)	(1)	Power of Attorney of David A. Ater, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(2)	Power of Attorney of David D. Chase, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(3)	Power of Attorney of Susan H. Dubin, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(4)	Power of Attorney of Brian J. McMahon, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(5)	Power of Attorney of Garrett Thornburg, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(6)	Power of Attorney of Owen D. Van Essen, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(7)	Power of Attorney of James W. Weyhrauch, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

(8)	Power of Attorney of Sally Corning, incorporated by reference from Registrant’s post-effective amendment no. 84 to its Registration Statement on Form N-1A, filed May 17, 2012.

(9)	Power of Attorney of Jason Brady, incorporated by reference from Registrant’s post-effective amendment no. 86 to its Registration Statement on Form N-1A, filed January 29, 2013.

Item 29.	Persons Controlled By or Under Common Control With Registrant.

Not applicable.

Item 30.	Indemnification.

(1)          Section 10.2 of Thornburg Investment Trust’s Agreement and Declaration of Trust generally provides that each of the Trust’s officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust’s best interest.

(2)          Section 8 of the Trust’s Restated Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC’s willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

(3)          The Trustees and officers of the Trust are insured under the terms of a directors and officers liability insurance policy (the “Trust’s policy”). In addition, the directors and officers of Thornburg Investment Management, Inc. (“Thornburg”) and Thornburg Securities Corporation (“TSC”) are insured under the terms of a directors and officers liability insurance policy (“Thornburg’s policy”). Under each of the Trust’s policy and Thornburg’s policy, the persons to whom insurance is provided are referred to as “insureds.” These policies cover amounts, up to the relevant limits of liability, which an insured becomes legally obligated to pay by reason of any error, misstatement, misleading statement, act, omission, neglect, or breach of duty committed, attempted or allegedly committed or attempted in the performance of the insured’s duties as a director, Trustee or officer (such acts collectively referred to as “Wrongful Acts”). The Trust’s policy and Thornburg’s policy also cover the Trust and Thornburg, respectively, to the extent that such entity indemnifies its directors, Trustees or officers for amounts which those individuals have become legally obligated to pay by reason of a Wrongful Act. The coverage under both the Trust’s policy and Thornburg’s policy excludes, among other things, amounts that an insured becomes legally obligated to pay by reason of conduct which constitutes a deliberately fraudulent act or omission or a willful violation of any statute or regulation.

The Trust has also entered into a separate indemnification agreement with each Trustee and emeritus Trustee of the Trust. Pursuant to that agreement, the Trust, in respect of the appropriate Fund, has agreed to indemnify each Trustee and emeritus Trustee and to the fullest extent permitted by law against all judgments, fines, penalties, amounts paid or payable in settlement and other liabilities arising from, and against all expenses incurred or paid in connection with, any proceeding in which the Trustee or emeritus Trustee becomes involved as a party or otherwise by virtue of his having been a Trustee, emeritus Trustees, or in any other capacity in which he serves or has served the Trust.

The application of the foregoing provisions and agreements is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

See “MANAGEMENT” in the Statement of Additional Information.

Item 32.	Principal Underwriters.

(a)          The principal underwriter for the Registrant will be Thornburg Securities Corporation (“TSC”). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. TSC was formed for the primary purpose of distributing the shares of the Registrant’s series and other registered investment companies sponsored by its affiliates.

(b)          The address of each of the directors and officers of TSC is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

Name	Positions and Offices with TSC	Positions and Offices with Registrant
Garrett Thornburg	Chairman	Trustee
Robert McInerney	President	None
Carolyn Dobbs	Secretary/Treasurer	None
Brian McMahon	Vice President	Trustee/President
Leigh Moiola	Vice President	Vice President
Sasha Wilcoxon	Vice President	Vice President/Secretary
William V. Fries	Vice President	Vice President

(c)          Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 2 Avenue De Lafayette, Boston, Massachusetts 02111.

Item 34.	Management Services.

The Registrant and Thornburg Investment Management, Inc. (“Thornburg”) have agreed that Thornburg will perform for the Registrant certain telephone answering services previously performed by the Registrant’s transfer agent, Boston Financial Data Services, Inc. (“BFDS”). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant’s toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant’s current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant’s transfer agent for this service. The Registrant’s transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by Thornburg will be superior to that previously provided by the transfer agent because Thornburg will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant’s and Thornburg’s management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant’s transfer agent, and (iii) Thornburg will not receive any profit from providing this service. The Registrant will reimburse Thornburg for a portion of the depreciation on certain telephone answering equipment purchased by Thornburg to render the described services. The Registrant accrued $20,845 payable to Thornburg under the described arrangements in the fiscal year ended September 30, 2013. It is not believed that these arrangements constitute a management-related services agreement.

Item 35.	Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on December 26, 2013.

The Registrant represents that this post-effective amendment no. 90 (i) is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectuses filed herein (other than one listed in paragraph (b)(1)(i)) has occurred since the latest date specified in paragraph (b)(2) of Rule 485, and (ii) meets all of the requirements for effectiveness under paragraph (b) of Rule 485.

THORNBURG INVESTMENT TRUST
Registrant

By *

Brian J. McMahon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*

Brian J. McMahon, Trustee, President and principal executive officer

*

Jason Brady, Vice President, Treasurer and principal financial and accounting officer

*

Garrett Thornburg, Trustee

*

David D. Chase, Trustee

*

David A. Ater, Trustee

*

James W. Weyhrauch, Trustee

*

Susan H. Dubin, Trustee

*

Owen D. Van Essen, Trustee

*

Sally Corning, Trustee

* By:	/s/ Charles W.N. Thompson, Jr.
Charles W.N. Thompson, Jr.
Attorney-in-Fact

Date:	December 26, 2013

INDEX TO EXHIBITS

(a)(25)	Twenty-Sixth Amendment and Supplement to Agreement and Declaration of Trust

(h)(5)	Form of Agreement to Waive Fees and Reimburse Expenses among Thornburg Investment Management, Inc., Thornburg Securities Corporation and Thornburg Investment Trust

(j)(1)	Consent of independent registered public accounting firm